Dear Contractholder:

It would be difficult to imagine a more favorable environment for stocks and bonds than the U.S. markets of 1995!

The combination of rapidly increasing corporate profits with almost no weak sectors, very low inflation, rigorous monetary and (uncharacteristically) fiscal restraint from Washington, and a world environment that favored both U.S. businesses and U.S. investment securities pushed our stock markets ahead by 30% to 40% and bonds by 15% to 35%. This was the fourth highest one-year percentage increase in our stock market since World War II, and the third best bond market gain since the 1930s.

By an even more meaningful measure, it was the best year ever. More worldwide investor wealth was created in 1995 by increases in bond and stock market values than ever before. And most of these gains came in the U.S. markets. Congratulations to you for sharing in these gains through your ownership of the Ultra Series Fund!

         Ultra Series Fund                            1995 Fund Return
         -----------------                            ----------------
         Capital Appreciation Stock Fund                   30.8%
         Growth and Income Stock Fund                      31.8%
         Balanced Fund                                     22.3%
         Bond Fund                                         16.4%
         Treasury 2000 Fund                                21.0%
         Money Market Fund                                  5.2%

Investors now face a difficult dilemma. Do we continue with our long-term investment accumulation programs, or does the strong advance of 1995 somehow doom the next few years to such weak returns that we should "cash out" and wait on the sidelines for a more favorable time? Or, should we continue our programs, but only in foreign investment markets that haven't run so far and so fast, at least not recently?

Every investor knows the "right" answer to this question. No one can accurately predict the future, but the long-term future is likely to resemble the long-term past. And history shows that exceptional market years are usually immediately followed by at least "good" market years, and longer-term results are as likely to be good following a boom year as any other time. It is, in fact, more risky for long-term investors to be out of the market than in, simply because returns on stocks and bonds are higher on average than "safer" sideline investments like CDs and money market funds.

In our view, today's economic and valuation measures also support this conclusion. Corporate earnings growth rates will surely slow, but U.S. industry continues to perform very well in the ever-expanding world markets. Inflationary influences remain dormant. Central bankers are pursuing conservative policies, and government deficits are shrinking. Population trends should extend all of these favorable economic trends for many years. And, the mere continuation of these trends in the near term should at least hold stock and bond market valuations at current levels, and could fuel further strong advances. Although 1995-like returns should not be expected in 1996, we look for a good year, and a very good next several years. We are investing accordingly.

Specific areas of particular interest for stock investments are those companies which have moved beyond cost-cutting and reengineering (which Chuck Gibbons, our senior stock portfolio manager, calls their "urge to purge"), through restructurings and acquisitions (their "urge to merge") to the point where they can now internally grow their businesses by serving growing end markets or by creating a steady flow of new products and services to sell to existing markets (fulfilling their "urge to surge"!). We also, however, need to see reasonable valuations of these companies' stocks using reasonable expectations for the future. We seek "safety" through conservative stock selection criteria and rigorous sell disciplines, not by sitting on the sidelines. The current markets are presenting at least an adequate supply of stocks which appear worthy of purchase, many of which serve fast-growing world markets from either a U.S. or foreign headquarters.

In the bond markets, unpredictable changes in market interest rate levels will always drive short-term returns. The consensus outlook is for stable rates in 1996, or even modest further declines, which could produce another year of double digit returns. But, we don't seek to add value by guessing short-term interest rate movements, concentrating instead on finding long-term value in bonds of various sectors, quality ratings and issuers. All of our bond accounts are of short or intermediate maturity because that's where adequate price stability can be achieved. We have no trouble finding such reasonably priced bonds as we enter the 1996 markets.

Additional descriptions of our specific portfolio management activities and positions are presented in the following Management's Discussions of 1995 Performance for each of the Ultra Series Funds. We encourage you to read this report and to contact your representative if you have any questions about these funds.

We are very pleased to have been part of your investment success during the great U.S. securities markets of 1995. We are even more pleased to have the opportunity to work with you in the years ahead as we all pursue our long-term investment programs.
Thank you for your confidence.

Respectfully,

/s/ Lawrence R. Halverson

Lawrence R. Halverson, CFA
Vice President

December 31, 1995

              CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

At this place, the shareholder report shows a graphic representation of how the Capital Appreciation Stock Fund compares to several indexes. $10,000 invested on the inception date of January 3, 1994 would have the following value as of December 31, 1995.

     Capital Apppreciation Stock Fund*           $13,785
     S&P 500 Stock Index                          13,932
     Lipper Average**                             12,937
     Consumer Price Index                         10,516


The scale on this chart is different from the scale on the other charts in this report because the fund's inception date is January 3, 1994.

   -------------------------------------------------------------------------
            Average Annual Total Return Through December 31, 1995
   -------------------------------------------------------------------------
                                         One       Five     Since Inception
                                        Year       Years        of Fund
   ---------------------------------- ---------- ---------- ----------------
   Capital Appreciation Stock Fund***  30.75%       N/A         17.41%
   S&P 500 Stock Index                 37.53%       N/A         18.03%
   Lipper Average**                    31.49%       N/A         13.74%
   Consumer Price Index                 2.40%       N/A          2.55%

   ---------------------------------- ---------- ---------- ----------------


TEN LARGEST HOLDINGS (% of Portfolio)
Wang Laboratories, Inc....... 3.6%    MCI Communications.......... 3.0%
Pharmacia & Upjohn, Inc...... 3.2%    AT&T Corporation............ 2.6%
Owens Illinois, Inc.......... 3.2%    General Motors Corporation.. 2.2%
WMX Technologies, Inc........ 3.2%    Occidental Petroleum Corp... 2.0%
Airtouch Communications, Inc. 3.1%    Caremark International, Inc. 1.9%

At this place, the shareholder report contains a pie chart showing a portfolio mix of 4.2% in short-term investments and 95.8% in common stocks.

   *Capital  Appreciation  Stock Fund  returns on the graph are from  inception,
    January 3, 1994. Average Annual Total Returns are for the most recent 1, 5, and 10 years ending December 31, 1995.
  **Lipper  Performance  Summary  Average for Capital  Appreciation  Stock Funds
    represents the average annual total return of all the underlying Capital Appreciation Stock Funds in Lipper Analytical Services Variable Insurance Products Performance Analysis Service.
 ***These  returns  are after all  charges  at the  mutual  fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Capital Appreciation Stock Fund expenses, after reimbursement, have been .65% annually, that is, approximately $65 for $10,000 invested during the entire year. More detail on fund level charges is shown in the Financial Highlights on page 38.
Figures for more than one year reflect a steady compounded rate. Actual returns fluctuated year by year. Because principal value and investment return fluctuate, there may be a gain or loss on withdrawal. Past performance is not predictive of future results. This material must be preceded or accompanied by a current prospectus. Current prospectuses are mailed to existing policyholders.

                   Management's Discussion of 1995 Performance
                         Capital Appreciation Stock Fund

Investment Objective: Seeks a high level of long-term growth of capital by investing in common stocks, including those of smaller companies and companies undergoing significant change.

Management's Discussion: The year 1995 provided exceptional returns for investors in U.S. stocks and bonds. The Capital Appreciation Stock Fund's investment approach of staying invested in reasonably valued companies of various sizes and in various economic sectors caused the Fund's return to lag the more widely cited "big cap" market indexes. The Fund did, however, advance in line with the broader market indexes and with funds of the same investment objective:

     USF Capital Appreciation Stock Fund                         30.8%
     Russell 2000 Index (Small capitalization stocks)            28.4%
     Standard & Poor's 400 Index(Middle capitalization stocks)   32.4%
     Russell 1000 Index(Large capitalization stocks)             37.8%
     Standard & Poor's 500 Index(Large capitalization stocks)    37.5%
     Lipper Average of Capital Appreciation Funds                31.5%

The Fund's short term investment holdings averaged approximately 7% of assets during the year. This is a greater "cash" balance than we seek to maintain, and reflects the heavy flow of new shareholder investments into the Fund throughout the year. Because the stock markets advanced virtually without interruption all year, the higher cash balance had the effect of reducing returns by approximately 2.0% versus having these funds invested in stocks. At year end, cash balances were 4.2% of Fund assets, a level more representative of the "operating reserves" we intend to hold in the Fund. The other key operating factors causing a difference between the Fund's return and that of the market indexes were Fund expenses, which amounted to .65% of Fund assets in 1995, and transaction costs. Market indexes are not actual investment funds and do not bear either expenses or transaction costs.

The stocks in the Capital Appreciation Stock Fund provided a return for the year of approximately 33.4%. This compares with the S&P 500 return of 37.4%. The difference was due primarily to the following factors:

Smaller capitalization stocks underperformed larger capitalization stocks (as indicated above by the Russell Indexes) by 9.4%. The Fund's portfolio is much more heavily represented in smaller capitalization stocks than the S&P 500 index.

Small capitalization value stocks underperformed small capitalization growth stocks during the year by 5.3%. The Fund typically employs a value orientation to stock selection, based on the favorable long term return record of value over growth.

Although the above size and style comparisons already capture many of the sector and stock selection differences between the Fund and the S&P 500 Index, the 1995 performance lag can also be attributed to the Fund's underweighting in consumer staples stocks (approximately 8% versus 12% in the S&P 500), and underperformance of the Fund's utility and capital goods holdings. Partially offsetting these factors were the Fund's slight outperformance and overweighting in the energy sector, and its marked outperformance in technology (+52.2% versus +37.5% for the S&P 500's tech stocks). This technology stock outperformance was somewhat diminished by the Fund's underweighting in this sector (approximately 9.2% for the year versus 10.6% for the S&P 500).

The Capital Appreciation Stock Fund enters the new year with approximately market weightings in most sectors, but an overweighting in healthcare (14.5% versus 10.5% in the S&P 500), and underweightings in consumer staples (9.4% versus 12.2%) and basic materials (4.1% versus 6.8%). These weightings reflect the types of stocks we are finding that appear most attractive; we do not attempt to make general judgements about the relative prospects of various broad economic sectors nor of the various segments of the securities markets.

The performance in 1995 of financial assets like those in the Fund was far above the long-term averages. One should not expect returns of these magnitudes in 1996. Nor, however, should investors abandon long-term asset accumulation programs in expectation of a market setback. We see no reason to expect a negative change in the long-term performance of stocks and bonds and, therefore, see more risk to the long-term investor in "sitting on the sidelines" than in "remaining in the game" by accumulating a diversified portfolio of quality, reasonably priced securities like those we seek to provide in the Capital Appreciation Stock Fund.

Charles R. Gibbons, CFA, CPA        Lawrence R. Halverson, CFA
Senior Investment Officer           Vice President
Century Investment Management Co.   Century Investment Management Co.

                GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

At this place, the shareholder report shows a graphic representation of how the Growth and Income Stock fund compares to several indexes. $10,000 invested on the inception date of January 3, 1985 would have the following value as of December 31, 1995.

     Growth and Income Stock Fund*               $41,576
     S&P 500 Stock Index                          52,528
     Lipper Average**                             44,766
     Consumer Price Index                         14,559

    -----------------------------------------------------------------------
            Average Annual Total Return Through December 31, 1995
    -----------------------------------------------------------------------
                                         One         Five          Ten
                                        Year         Years        Years
    -------------------------------- ------------ ------------ ------------
    Growth and Income Stock Fund***    31.75%       15.51%       12.90%
    S&P 500 Stock Index                37.53%       16.62%       13.30%
    Lipper Average**                   31.11%       15.77%       12.99%
    Consumer Price Index                2.40%        2.76%        3.44%
    -------------------------------- ------------ ------------ ------------


TEN LARGEST HOLDINGS (% of Portfolio)
AT&T Corporation........... 3.8%    GTE Corp...................2.7%
WMX Technologies, Inc.......3.8%    MCI Communications.........2.7%
Amoco Corporation.......... 3.3%    Allstate Corporation.......2.6%
International Business              Tyson Foods Inc., Class A..2.5%
   Machines, Inc........... 3.3%    General Motors Corporation.2.4%
Sara Lee Corp.............. 3.0%

At this place, the shareholder report contains a pie chart showing a portfolio mix of 6.9% in short-term investments and 93.1% in common stocks.

   *Growth and  Income  Stock  Fund  returns on the graph are from  inception,
    January 3, 1985. Average Annual Total Returns are for the most recent 1, 5, and 10 years ending December 31, 1995.
  **The Lipper  Performance  Summary  Average for Growth and Income  Stock Funds
    represents the average annual total return of all the underlying Growth and Income Stock Funds in Lipper Analytical Services Variable Insurance Products Performance Analysis Service.
 ***These  returns  are after all  charges  at the  mutual  fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Growth and Income Stock Fund expenses, after reimbursement, have been .65% annually, that is, approximately $65 for $10,000 invested during the entire year. More detail on fund level charges is shown in the Financial Highlights on page 39.
Figures for more than one year reflect a steady compounded rate. Actual returns fluctuated year by year. Because principal value and investment return fluctuate, there may be a gain or loss on withdrawal. Past performance is not predictive of future results. This material must be preceded or accompanied by a current prospectus. Current prospectuses are mailed to existing policyholders.

                   Management's Discussion of 1995 Performance
                          Growth and Income Stock Fund

Investment Objective: Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in common stocks of companies with financial and market strengths and long-term records of performance.

Management's Discussion: The year 1995 provided exceptional returns for investors in U.S. stocks and bonds. The Growth and Income Stock Fund's investment approach of staying invested in reasonably valued stocks of generally larger companies in various economic sectors caused the Fund's return to lag the more widely cited "big cap" market indexes. The Fund did, however, advance in line with the broader market indexes and with funds of the same investment objective:

     USF Growth and Income Stock Fund                           31.8%
     Russell 2000 Index (Small capitalization stocks)           28.4%
     Standard & Poor's 400 Index (Middle capitalization stocks) 32.4%
     Russell 1000 Index (Large capitalization stocks)           37.8%
     Standard & Poor's 500 Index (Large capitalization stocks)  37.5%
     Lipper Average of Growth and Income Funds                  31.1%

The Fund's short term investment holdings averaged approximately 8% of assets during the year. This is a greater "cash" balance than we seek to maintain, and was attributable to the heavy flow of new shareholder investments into the Fund throughout the year. Because the stock market advanced virtually without interruption all year, the higher cash balance had the effect of reducing returns by approximately 2.4% versus having these funds invested in stocks. At year end, cash balances were still 6.9% of Fund assets, but have since been reduced further to a level more representative of the "operating reserves" we intend to hold in the Fund. The other key operating factors causing a difference between the Fund's return and that of the market indexes were Fund expenses, which amounted to .65% of Fund assets in 1995, and transaction costs. Market indexes are not actual investment funds and do not bear either expenses or transaction costs.

The stocks in the Growth and Income Stock Fund provided a return for the year of approximately 34.7%. This compares with the S&P 500 return of 37.4%. The difference was due primarily to the following factors:

Smaller capitalization stocks underperformed larger capitalization stocks (as indicated above by the Russell Indexes) by 9.4%. The Fund's portfolio is more heavily represented in smaller capitalization stocks than the S&P 500 index.

Small capitalization value stocks underperformed small capitalization growth stocks during the year by 5.3%. The Fund typically employs a value orientation to stock selection, based on the favorable long term return record of value over growth.

 Although the above size and style comparisons already capture many of the sector and stock selection differences between the Fund and the S&P 500 Index, the 1995 performance lag can also be attributed to the Fund's underweighting in technology stocks (approximately 6.5% versus 10.6% in the S&P 500), and underperformance of the Fund's basic materials and capital goods holdings. Partially offsetting these factors were the Fund's slight outperformance and overweighting in utilities, and its overweighting in the strong performing health care and financial services sectors.

The Growth and Income Stock Fund enters the new year with approximately market weightings in most sectors, but overweightings in utilities (17.1% versus 12.7% in the S&P 500) and energy (12.2% versus 9.5%), and underweightings in consumer cyclicals (10.2% versus 13.6%), basic materials (4.2% versus 6.8%) and technology (7.7% versus 9.8%). These weightings reflect the types of stocks we are finding that appear most attractive; we do not attempt to make general judgements about the relative prospects of various broad economic sectors nor of the various segments of the securities markets. However, the "growth and income" nature of this Fund typically leads to overweightings in yield-oriented stocks (like utilities and financials) and underweightings in non-dividend paying companies (like many of the technology companies).

The performance in 1995 of financial assets like those in the Fund was far above the long-term averages. One should not expect returns of these magnitudes in 1996. Nor, however, should investors abandon long-term asset accumulation programs in expectation of a market setback. We see no reason to expect a negative change in the long-term performance of stocks and bonds and, therefore, see more risk to the long-term investor in "sitting on the sidelines" than in "remaining in the game" by accumulating a diversified portfolio of quality, reasonably priced securities like those we seek to provide in the Growth and Income Stock Fund.

Charles R. Gibbons, CFA, CPA       Lawrence R. Halverson, CFA
Senior Investment Officer          Vice President
Century Investment Management Co.  Century Investment Management Co.

                       BALANCED FUND OF ULTRA SERIES FUND
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

At this place, the shareholder report shows a graphic representation of how the Balanced Fund compares to several indexes. $10,000 invested on the inception date of January 3, 1985 would have the following value as of December 31, 1995.

     Balanced Fund*                    $33,300
     Synthetic Index**                  35,871
     Lipper Average***                  33,301
     Consumer Price Index               14,559

   ------------------------------------------------------------------------
            Average Annual Total Return Through December 31, 1995
   ------------------------------------------------------------------------
                                       One          Five          Ten
                                      Year         Years         Years
     ------------------------------- ------------ ------------- -------------
   Balanced Fund****                 22.27%        11.23%        10.62%
   Synthetic Index                   23.53%        11.60%        11.33%
   Lipper Average***                 24.60%        11.79%        10.20%
   Consumer Price Index               2.40%         2.76%         3.44%
   ------------------------------- ------------ ------------- -------------

At this place, the shareholder report contains a pie chart showing a portfolio mix of 9.7% in short-term investments, 10.6% in government and agency bonds, 33.9% in corporate bonds, and 45.8% in common stocks.

    *Balanced  Fund  returns on the graph are from  inception,  January 3, 1985.
     Average Annual Total Returns are for the most recent 1, 5, and 10 years ending December 31, 1995.
   **The  Synthetic  Index  represents  the average  annual  total  returns of a portfolio which was annually readjusted to 45% Standard and Poor's 500, 40% Lehman Intermediate Government/Corporate Index, and 15% 90-Day Treasury Bills.
  ***The Lipper  Performance  Summary Average for Balanced Funds  represents the average annual total return of all the underlying Balanced Funds in Lipper Analytical Services Variable Insurance Products Performance Analysis Service.
 ****These  returns  are after all  charges at the  mutual  fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Balanced Fund expenses, after reimbursement, have been .65% annually, that is, approximately $65 for $10,000 invested during the entire year. More detail on fund level charges is shown in the Financial Highlights on page 40.
Figures for more than one year reflect a steady compounded rate. Actual returns fluctuated year by year. Because principal value and investment return fluctuate, there may be a gain or loss on withdrawal. Past performance is not predictive of future results. This material must be preceded or accompanied by a current prospectus. Current prospectuses are mailed to existing policyholders.

                   Management's Discussion of 1995 Performance
                                  Balanced Fund

Investment Objective: Seeks a high total return through the combination of income and capital growth by investing in common stocks of the type owned in the Growth and Income and Capital Appreciation Stock Funds, bonds of the type owned in the Bond Fund and money market instruments of the type owned in the Money Market Fund.

Management's Discussion: The year 1995 provided exceptional returns for investors in U.S. stocks and bonds. The Balanced Fund's conservative investment approach of staying invested in reasonably valued, higher quality stocks and bonds allowed it to advance in line with the broader market indexes and with similar funds:

         USF Balanced Stock Fund                   22.3%

         Synthetic Index *                         23.5%

         Lipper Average of Balanced Funds          24.6%

* 45% Standard & Poor's 500, 40% Lehman Intermediate Government/Corporate Bond Index and 15% 90-day U.S. Treasury bills.

The key operating factors causing a difference between the Balanced Fund's return and that of the synthetic index were Fund expenses, which amounted to
 .65% of Fund assets in 1995, and transaction costs. Market indexes are not actual investment funds and do not bear either expenses or transaction costs.

The Fund's performance relative to the synthetic index was also negatively impacted by the relative underperformance of the stocks (as described in the preceding Management's Discussion of Performance of the Capital Appreciation and Growth and Income Stock Funds), partially offset by the relative outperformance of the bonds (as described in the following Management's Discussion of Performance of the Bond Fund).

The performance in 1995 of financial assets like those in the Fund was far above the long-term averages. One should not expect returns of these magnitudes in 1996. Nor, however, should investors abandon long-term asset accumulation programs in expectation of a market setback. We see no reason to expect a negative change in the long-term performance of stocks and bonds and, therefore, see more risk to the long-term investor in "sitting on the sidelines" than in "remaining in the game" by accumulating a diversified portfolio of quality, reasonably priced securities like those we seek to provide in the Balanced Fund.

Lawrence R. Halverson, CFA       Charles R. Gibbons, CFA, CPA       Joseph L. Gogola, CFA
Vice President                   Senior Investment Officer          Senior Investment Officer
Century Investment Mgmt Co.      Century Investment Mgmt Co.        Century Investment Mgmt Co.

                         BOND FUND OF ULTRA SERIES FUND
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

At this place, the shareholder report shows a graphic representation of how the Bond Fund compares to several indexes. $10,000 invested on the inception date of January 3, 1985 would have the following value as of December 31, 1995.

     Bond Fund*                        $26,552
     Lehman Brothers Intermediate
     Government/Corporate Bond Index    27,487
     Lipper Average**                   24,086
     Consumer Price Index               14,559

   --------------------------------------------------------------------------
             Average Annual Total Return Through December 31, 1995
   -------------------------------- ------------- ------------- -------------
                                        One           Five          Ten
                                        Year         Years         Years
   -------------------------------- ------------- ------------- -------------
   Bond Fund***                        16.37%        8.44%         8.37%
   Lehman Brothers Intermediate
      Govt./Corporate Bond Index       15.31%        8.61%         8.81%
   Lipper Average**                    12.04%        7.19%         6.23%
   Consumer Price Index                 2.40%        2.76%         3.44%
   -------------------------------- ------------- ------------- -------------

At this place, the shareholder report contains a pie chart showing a portfolio mix of 3.4% in short-term investments, 18.0% in government and agency bonds, and 78.6% in corporate bonds.

   *Bond Fund returns on the graph are from inception, January 3, 1985.
    Average Annual Total Returns are for the most recent 1, 5, and 10 years ending December 31, 1995.
  **The Lipper  Performance  Summary average for  Short/Intermediate  Investment
    Grade Funds represents the average annual total return of all the underlying Short/Intermediate Investment Grade Funds in Lipper Analytical Services Variable Insurance Products Performance Analysis Service.
 ***These  returns  are after all  charges  at the  mutual  fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Bond Fund expenses, after reimbursement, have been .65% annually, that is, approximately $65 for $10,000 invested during the entire year. More detail on fund level charges is shown in the Financial Highlights on page 41.
Figures for more than one year reflect a steady compounded rate. Actual returns fluctuated year by year. Because principal value and investment return fluctuate, there may be a gain or loss on withdrawal. Past performance is not predictive of future results. This material must be preceded or accompanied by a current prospectus. Current prospectuses are mailed to existing policyholders.

                   Management's Discussion of 1995 Performance
                                    Bond Fund

Investment Objective: Seeks a high level of current income, consistent with the prudent limitation of investment risk, through investment in a diversified portfolio of fixed income securities with maturities of up to 30 years. It emphasizes intermediate-term securities.

Management's Discussion: The year 1995 provided exceptional returns for investors in U.S. stocks and bonds. The Bond Fund's conservative investment approach of staying invested in the more attractive sectors of the U.S. bond market, concentrating on intermediate maturities, allowed the fund to fully participate in the market advance as represented by market indexes and similar funds:

     USF Bond Fund                                                    16.4%

     Lehman Brothers Intermediate Government/Corporate Bond Index     15.3%

     Lipper Average of Bond Funds                                     12.0%

The key operating factors causing a difference between the Bond Fund's return and that of the index were Fund expenses, which amounted to .65% of Fund assets in 1995, and transaction costs. Market indexes are not actual investment funds and do not bear either expenses or transaction costs. Without operating expenses and costs, the Fund's return would have exceeded the indexes by an even greater amount.

The Fund's performance relative to the index was positively impacted by the Fund's somewhat longer duration (4.0 versus 3.1 for the index) during a year of markedly declining interest rates, and greater use of higher returning corporate bonds versus U.S. Treasury and government agency securities (approximately 80% versus 22%). These differences were retained through year end and position the Fund well for continued declines or a stabilizing of interest rates. This positioning also limits risk if the consensus expectations prove to be wrong and interest rates rise in 1996.

The performance in 1995 of financial assets like those in the Fund was far above the long-term averages. One should not expect returns of these magnitudes in 1996. Nor, however, should investors abandon long-term asset accumulation programs in expectation of a market setback. We see no reason to expect a negative change in the long-term performance of stocks and bonds and, therefore, see more risk to the long-term investor in "sitting on the sidelines" than in "remaining in the game" by accumulating a diversified portfolio of quality, reasonably priced securities like those we seek to provide in the Bond Fund.

Joseph L. Gogola, CFA                Lawrence R. Halverson, CFA
Senior Investment Officer            Vice President
Century Investment Management Co.    Century Investment Management Co.

                     TREASURY 2000 FUND OF ULTRA SERIES FUND
               COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT

At this place, the shareholder report shows a graphic representation of how the Treasury 2000 Fund compares to several indexes. $10,000 invested on the inception date of July 28, 1988 would have the following value as of December 31, 1995.

     Treasury 2000 Fund*                    $23,385
     Lipper Average**                        23,778
     Lehman Brothers Intermediate
     Treasury Bond Index                     19,453
     Consumer Price Index                    13,289

  --------------------------------------------------------------------------
            Average Annual Total Return Through December 31, 1995
  --------------------------------------------------------------------------
                                        One        Five          Since
                                       Year       Years       Inception of
                                                                 Fund
  ---------------------------------- ---------- ----------- ----------------
  Treasury 2000 Fund***               20.98%       11.02%        11.99%
  Lipper Average**                    25.24%       12.06%        12.24%
  Lehman Brothers Intermediate
  Treasury Bond Index                 14.42%        8.22%         9.28%
  Consumer Price Index                 2.40%        2.76%         3.27%

  ---------------------------------- ---------- ----------- ----------------

   *Treasury 2000 Fund returns on the graph are from inception, July 28, 1988.
    Average Annual Total Returns are for the most recent 1, 5, and 10 years ending December 31, 1995.
  **The Lipper Performance  Summary Average for Target Maturity Funds represents the average annual total return of all the underlying Target Maturity Funds in Lipper Analytical Services Variable Insurance Products Performance Analysis Service.
 ***These  return  are after all  charges  at the  mutual  fund  level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Treasury 2000 Fund expenses have been .45% annually, that is, approximately $45 for $10,000 invested during the entire year.
Figures for more than one year reflect a steady compounded rate. Actual returns fluctuated year by year. Because principal value and investment return fluctuate, there may be a gain or loss on withdrawal. Past performance is not predictive of future results. This material must be preceded or accompanied by a current prospectus. Current prospectuses are mailed to existing policyholders.

                   Management's Discussion of 1995 Performance
                               Treasury 2000 Fund

Investment Objective: Seeks safety of capital and a relatively predictable payout upon Portfolio Maturity, primarily by investing in Stripped Treasury Securities.

Management's  Discussion:   The  year  1995  provided  exceptional  returns  for
investors in U.S. stocks and bonds. The Treasury 2000 Fund's investment approach of staying invested exclusively in U.S. Treasury Strips or similar zero coupon securities with a maturity date of November 15, 2000, allowed the Fund to advance strongly with the bond market and similar funds as interest rates declined:

       USF Treasury 2000 Fund                           21.0%

       Lehman Intermediate Treasury Bond Index          14.4%

       Lipper Average of Target Maturity Funds          25.2%

The key operating factors causing a difference between the Treasury 2000 Fund's return and that of the index were Fund expenses, which amounted to .45% of Fund assets in 1995, and transaction costs. Market indexes are not actual investment funds and do not bear either expenses or transaction costs. Without operating expenses and costs, the Fund's return would have exceeded the indexes by an even greater amount.

The Treasury 2000 Fund's 1995 performance relative to the index was positively impacted by the Fund's somewhat longer duration (5.3 versus 3.1 for the index) during a year of markedly declining interest rates. Similarly, the average target maturity fund in the Lipper average has a longer duration than the Fund, producing the higher return for this "peer group average" in 1995.

Between now and the November 15, 2000, maturity and distribution date, the Fund's returns will reflect changes in market interest rate levels, but will be primarily impacted by the appreciation of the Fund's investment securities to their face value at maturity. A Fund share purchased on December 31, 1995, and held to the November 15, 2000, maturity date would provide a yield to maturity of 4.81%.

The performance in 1995 of financial assets like those in the Fund was far above the long-term averages. One should not expect returns of these magnitudes in 1996. Nor, however, should investors abandon long-term asset accumulation programs in expectation of a market setback. We see no reason to expect a negative change in the long-term performance of stocks and bonds and, therefore, see more risk to the long-term investor in "sitting on the sidelines" than in "remaining in the game" by accumulating a diversified portfolio of quality, reasonably priced securities like those we seek to provide in the Treasury 2000 Fund.

Joseph L. Gogola, CFA                 Lawrence R. Halverson, CFA
Senior Investment Officer             Vice President
Century Investment Management Co.     Century Investment Management Co.

                                ULTRA SERIES FUND
                       Statement of Assets and Liabilities
                                December 31, 1995

                                                Capital      Growth and                                       Money        Treasury
                                             Appreciation   Income Stock     Balanced          Bond          Market          2000
Assets:                                       Stock Fund        Fund           Fund            Fund           Fund           Fund
                                              ----------        ----           ----            ----           ----           ----
Investments in securities, at value,
   (note 2) - see accompanying schedule
   (cost $35,590,786)                      $39,009,539   $         --    $         --    $        --    $        --      $       --
   (cost $90,819,574)                               --    103,028,280              --             --             --              --
   (cost $100,610,618)                              --             --     109,598,168             --             --              --
   (cost $ 12,942,480)                              --             --              --     13,514,654             --              --
   (cost $ 11,363,235)                              --             --              --             --     11,363,235              --
   (cost $ 1,273,222)                               --             --              --             --             --       1,545,960
  Receivable for securities sold                    --      1,040,686       1,250,031             --             --              --
  Receivable for shares purchased                   --             --              --          3,577             --              --
  Accrued interest receivable                    8,895          6,902         786,313        213,376         19,156              --
  Accrued dividends receivable                  65,914        249,200         117,691             --             --              --
                                           -----------    -----------     -----------     ----------     ----------      ----------
    Total assets                            39,084,348    104,325,068     111,752,203     13,731,607     11,382,391       1,545,960
                                           -----------    -----------     -----------     ----------     ----------      ----------

Liabilities:
  Payable for securities purchased             884,775      2,019,146         714,422             --             --              --
  Payable for shares redeemed                   63,684        116,754          12,772             --            533              --
  Dividends payable                                 --             --              --             --          1,557              --
  Accrued expenses                              18,557         51,006          56,051          6,839          6,172             633
                                           -----------    -----------     -----------     ----------     ----------      ----------
    Total liabilities                          967,016      2,186,906         783,245          6,839          8,262             633
                                           -----------    -----------     -----------     ----------     ----------      ----------
Net assets applicable to outstanding
capital stock                               38,117,332    102,138,162     110,968,958     13,724,768     11,374,129       1,545,327
                                           ===========    ===========     ===========     ==========     ==========      ==========
Represented by:
  Capital stock, par value $.01                $30,466        $56,111         $75,853        $12,913       $113,742          $1,825
  Additional paid-in capital                34,661,052     89,702,836     101,688,742     13,135,332     11,260,387       1,270,764
  Undistributed net investment income            7,061         10,991          23,449          4,349             --              --
  Undistributed net realized gain (loss)
   on investments                                   --        159,518         193,364             --             --              --
  Unrealized appreciation (depreciation)
   on investments                            3,418,753     12,208,706       8,987,550        572,174             --         272,738
                                           -----------    -----------     -----------     ----------     ----------      ----------

Total net assets - representing net assets
applicable to outstanding capital stock    $38,117,332   $102,138,162    $110,968,958    $13,724,768    $11,374,129      $1,545,327
                                           ===========    ===========     ===========     ==========     ==========      ==========
Number of shares issued and outstanding
(note 5)                                     3,046,550      5,611,047       7,585,243      1,291,279     11,374,129         182,546
                                           ===========    ===========     ===========     ==========     ==========      ==========
Net asset value per share of outstanding
capital stock (note 2)                          $12.51         $18.20          $14.63         $10.63          $1.00           $8.47
                                           ===========    ===========     ===========     ==========     ==========      ==========


See accompanying notes to financial statements.

              CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                            Investments in Securities
                                December 31, 1995

CAPITAL APPRECIATION STOCK                   % Net        Quality      Annualized       Maturity             Par
FUND INVESTMENTS:                           Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    6.9%
   Chase Manhattan - Cash Account                                         4.82%                         $2,628,157      $2,628,157
                                                                                                                         ---------

     TOTAL SHORT-TERM INVESTMENTS                                                                                       $2,628,157
                                                                                                                         ---------

                                             % Net
Long-Term Investments:                      Assets                                                         Shares            Value
Common Stocks:                               95.4%

Forest Products/Paper:                       1.4%
   Champion International Corp.                                                                             12,550         527,100
                                                                                                                          --------


Insurance:                                   3.5%
   Allstate Corporation                                                                                     15,602         641,632
   Prudential Reinsurance Holdings, Inc.                                                                    28,800         673,200
                                                                                                                          --------
     Insurance total                                                                                                     1,314,832
                                                                                                                          --------

Investment Banking/Brokerage:                3.9%
   Dean Witter Discover & Company                                                                           10,400         488,800
   Morgan Stanley Group, Inc.                                                                                4,700         378,938
   Salomon Inc.                                                                                             17,400         617,700
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  1,485,438
                                                                                                                          --------

Banks:                                       2.1%
   Bankers Trust New York Corp.                                                                              7,700         512,050
   Citicorp, Inc.                                                                                            4,500         302,625
                                                                                                                          --------
     Banks total                                                                                                           814,675
                                                                                                                          --------

Finance Companies:                           0.5%
   Credit Acceptance Corp.***                                                                               10,000         207,500
                                                                                                                          --------

Drugs/Health Care:                          11.2%
   American Home Products Corp.                                                                              2,600         252,200
   Bristol-Meyers Squibb Co.                                                                                 2,500         214,687
   Caremark International, Inc.                                                                             40,000         725,000
   Centocor Inc.***                                                                                         14,000         432,250
   Glaxo Wellcome - ADR                                                                                     25,500         720,375
   Perrigo Company***                                                                                       37,000         439,375
   Pharmacia & Upjohn, Inc.                                                                                 31,820       1,233,025
   Smithkline Beecham - ADR                                                                                  4,300         238,650
                                                                                                                          --------
     Drugs/Health Care total                                                                                             4,255,562
                                                                                                                          --------

Cosmetics/Personal Care:                     0.3%
   Estee Lauder Companies - Class A                                                                          3,300         115,087
                                                                                                                          ---------

              CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

CAPITAL APPRECIATION STOCK                   % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Hospital Management/Supplies:                0.7%
   Healthsouth Corp.***                                                                                      9,600        $279,600
                                                                                                                          --------

Nursing Home Management:                     0.5%
   ARV Assisted Living***                                                                                   16,000         188,000
                                                                                                                          --------

Retail-Department:                           0.5%
   Carson Pirie Scott***                                                                                     9,300         184,837
                                                                                                                          --------

Retail-Discount:                             1.8%
   Price/Costco, Inc.***                                                                                    45,900         699,975
                                                                                                                          --------

Retail-Specialty:                            0.3%
   Baker (J.), Inc.                                                                                         21,550         123,912
                                                                                                                          --------

Real Estate:                                 0.7%
   Town & Country Trust                                                                                     21,500         279,500
                                                                                                                          --------

Leisure Time:                                1.2%
   Johnson Worldwide Associates, Inc.
   Class A***                                                                                               19,600         441,000
                                                                                                                          --------

Media:                                       0.8%
   Emmis Broadcasting Corp. - Class A***                                                                     9,500         294,500
                                                                                                                          --------

Publishing/Printing:                         1.1%
   K-III Communications, Inc.***                                                                            33,700         408,612
                                                                                                                          --------

Foods - Products & Service:                  5.3%
   Brothers Gourmet Coffee, Inc.***                                                                         27,700         100,412
   Hudson Foods, Inc.                                                                                       14,700         253,575
   Nabisco Holdings Corp, - Class A                                                                         11,600         378,450
   Sara Lee Corp.                                                                                           20,000         637,500
   Tyson Foods, Inc. - Class A                                                                              25,000         653,125
                                                                                                                          --------
     Foods - Products & Service total                                                                                    2,023,062
                                                                                                                          --------

Auto-Related:                                5.9%
   Bandag Inc.                                                                                               3,000         162,375
   Bandag Inc. - Class A                                                                                    11,800         625,400
   General Motors Corporation                                                                               16,100         851,288
   Jason, Inc.***                                                                                           37,000         240,500
   Strattec Security Corp.***                                                                               21,600         383,400
                                                                                                                          --------
     Auto-Related total                                                                                                  2,262,963
                                                                                                                          --------

Home Furnishings:                            3.5%
   Congoleum Corporation***                                                                                 20,800         223,600
   Department 56, Inc.***                                                                                   18,200         698,425
   Triangle Pacific Inc.***                                                                                 24,200         414,425
                                                                                                                          --------
     Home Furnishings total                                                                                              1,336,450
                                                                                                                          --------


              CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

CAPITAL APPRECIATION STOCK                   % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Apparel/Textile:                             1.2%
   Authentic Fitness                                                                                         7,700        $159,775
   Farah, Inc.***                                                                                            6,000          28,500
   Kellwood Co.                                                                                             13,500         275,063
                                                                                                                          --------
     Apparel/Textile total                                                                                                 463,338
                                                                                                                          --------

Air Transport:                               0.4%
   Midwest Express Holdings***                                                                               5,700         158,175
                                                                                                                          --------

Office Equipment/Computers:                  7.5%
   Amdahl Corp.***                                                                                          36,700         311,950
   EMC Corp.***                                                                                             29,900         459,712
   International Business Machines Corp.                                                                     5,750         527,563
   Seagate Technology, Inc.***                                                                               3,700         175,750
   Wang Laboratories, Inc.***                                                                               83,100       1,381,538
                                                                                                                          --------
     Office Equipment/Computers total                                                                                    2,856,513
                                                                                                                          --------

Electronics:                                 0.7%
   Texas Instruments, Inc.                                                                                   5,000         258,750
                                                                                                                          --------

Aerospace/Defense:                           0.7%
   Boeing Co.                                                                                                3,600         282,150
                                                                                                                          --------

Electrical Equipment:                        1.6%
   BWIP Holding, Inc.                                                                                       30,000         495,000
   Stewart & Stevenson Services, Inc.                                                                        5,000         126,250
                                                                                                                          --------
     Electrical Equipment total                                                                                            621,250
                                                                                                                          --------

Pollution Control:                           3.2%
   WMX Technologies, Inc.                                                                                   40,800       1,218,900
                                                                                                                          --------

Oil/Oil Service:                             9.2%
   Ashland, Inc.                                                                                             7,850         275,731
   Occidental Petroleum Corp.                                                                               35,700         763,088
   Phillips Petroleum Co.                                                                                   12,550         428,268
   Ranger Oil, Ltd.                                                                                         52,500         328,125
   Santa Fe Energy Resources***                                                                             43,100         414,838
   Schlumberger, Ltd.                                                                                        6,200         429,350
   Unocal Corp.                                                                                              8,400         244,650
   USX-Marathon Group                                                                                       23,200         452,400
   Western Atlas***                                                                                          3,700         186,850
                                                                                                                          --------
     Oil/Oil Service total                                                                                               3,523,300
                                                                                                                          --------

Natural Gas-Diversified:                     1.7%
   Belden & Blake Corp.***                                                                                  36,600         640,500
                                                                                                                          --------

Containers:                                  3.2%
   Owens Illinois, Inc.***                                                                                  84,800       1,229,600

                                                                                                                          --------


              CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

CAPITAL APPRECIATION STOCK                   % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Chemicals:                                   2.0%
   Dow Chemical Company                                                                                      8,300        $584,113
   Hanna Company (M. A.)                                                                                     5,900         165,200
                                                                                                                          --------
     Chemicals total                                                                                                       749,313
                                                                                                                          --------

Specialty Chemicals:                         0.6%
   Praxair Inc.                                                                                              6,400         215,200
                                                                                                                          --------

Transportation:                              2.1%
   Delta Air Lines, Inc.                                                                                     4,900         361,988
   Hunt (JB) Transport Services, Inc.                                                                       26,300         440,525
                                                                                                                          --------
     Transportation total                                                                                                  802,513
                                                                                                                          --------

Telecommunications:                          3.0%
   MCI  Communications                                                                                      44,000       1,149,500
                                                                                                                          --------

Utilities-Telephone:                         8.1%
   Airtouch Communications, Inc.***                                                                         41,800       1,180,850
   Ameritech Corporation                                                                                     4,900         289,100
   AT&T Corporation                                                                                         15,200         984,200
   GTE Corporation                                                                                           7,700         338,800
   NYNEX Corporation                                                                                         2,000         108,000
   SBC Communications, Inc.                                                                                  3,000         172,500
                                                                                                                          --------
     Utilities-Telephone total                                                                                           3,073,450
                                                                                                                          --------

Utilities-Electric:                          1.2%
   Pacific Gas & Electric Company                                                                           16,000         454,000
                                                                                                                          --------

Diversified Companies:                       1.3%
   Rockwell International Corporation                                                                        9,600         507,600
                                                                                                                          --------
Miscellaneous:                               2.5%
   BDM International, Inc.***                                                                               12,700         368,300
   Interim Services, Inc.***                                                                                16,300         566,425
                                                                                                                          --------
     Miscellaneous total                                                                                                   934,725
                                                                                                                          --------
     TOTAL COMMON STOCKS
     (COST: $32,962,629)                                                                                               $36,381,382
                                                                                                                        ----------
     TOTAL INVESTMENTS, CAPITAL APPRECIATION
     STOCK FUND (COST: $35,590,786)**                                                                                  $39,009,539

                                                                                                                        ==========

See accompanying notes to investments in securities.

    *Moody's/Standard & Poors' quality ratings.  See the current Prospectus and Statement of Additional  Information for a complete description of these ratings.

   **At December 31, 1995,  the cost of  securities  for federal  income tax purposes was  $35,590,786.  The aggregate  unrealized appreciation and depreciation of investments in securities based on this cost were:
        Gross unrealized appreciation...............................$4,289,812
        Gross unrealized depreciation............................... (871,059)
                                                                     ---------
        Net unrealized appreciation.................................$3,418,753
                                                                     =========
   ***This Security is not income producing.

                GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

GROWTH AND INCOME STOCK                      % Net        Quality      Annualized       Maturity             Par
FUND INVESTMENTS:                           Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    7.8%
   American Express Credit                                A-1/P-1         5.82%       Jan 09, 1996      $1,000,000        $997,308
   Coca Cola Co.                                          A-1+/P-1        5.68%       Jan 30, 1996       1,000,000         995,212
   Chevron Oil Finance Company                            A-1+/P-1        5.76%       Jan 16, 1996         500,000         498,666
   Ford Motor Credit Company                              A-1/P-1         5.89%       Jan 11, 1996         500,000         499,033
   General Electric Capital Corporation                   A-1+/P-1        5.72%       Jan 16, 1996         500,000         498,662
   Interstate Power Company                               A-1/P-1         5.72%       Feb 09, 1996         900,000         894,260
   John Deere Capital Corp.                               A-1/P-1         5.63%       Feb 06, 1996       1,000,000         994,194
   Merrill Lynch Capital Market                           A-1+/P-1        5.79%       Feb 08, 1996       1,000,000         996,650
   Texaco Group, Inc.                                     A-1/P-1         5.73%       Jan 23, 1996         500,000         498,123
   Chase Manhattan - Cash Account                                         4.82%                          1,098,937       1,098,937
                                                                                                                          --------
     TOTAL COMMERCIAL PAPER/
     SAVINGS, AT COST                                                                                                   $7,971,045
                                                                                                                         ---------
                                             % Net
Long-Term Investments:                      Assets                                                         Shares            Value
Common Stocks:                               93.1%

Forest Products/Paper:                       1.6%
   Champion International Corp.                                                                             25,600       1,075,200
   International Paper Company                                                                              13,500         511,313
                                                                                                                          --------
     Forest Products/Paper total                                                                                         1,586,513
                                                                                                                          --------

Insurance:                                   4.9%
   Allstate Corporation                                                                                     64,919       2,669,793
   Prudential Reinsurance Holdings, Inc.                                                                    60,000       1,402,500
   St. Paul Companies                                                                                       16,700         928,938
                                                                                                                          --------
     Insurance total                                                                                                     5,001,231
                                                                                                                          --------

Banks:                                       2.0%
   Bankers Trust New York Corp.                                                                             12,000         798,000
   Citicorp, Inc.                                                                                           18,500       1,244,125
                                                                                                                          --------
     Banks total                                                                                                         2,042,125
                                                                                                                          --------

Investment Banking/Brokerage:                3.9%
   Dean Witter Discover & Company                                                                           36,400       1,710,800
   Morgan Stanley Group, Inc.                                                                               12,600       1,015,875
   Salomon Inc.                                                                                             35,000       1,242,500
                                                                                                                          --------

     Investment Banking/Brokerage total                                                                                  3,969,175

                GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

GROWTH AND INCOME STOCK                      % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Drugs/Health Care:                           7.8%
   American Home Products Corp.                                                                              9,600        $931,200
   Bristol-Meyers Squibb Co.                                                                                17,000       1,459,875
   Caremark International, Inc.                                                                             52,800         957,000
   Glaxo Wellcome - ADR                                                                                     47,000       1,327,750
   Pharmacia & Upjohn, Inc.                                                                                 54,865       2,126,019
   Smithkline Beecham - ADR                                                                                 20,700       1,148,850
                                                                                                                          --------
     Drugs/Health Care total                                                                                             7,950,694
                                                                                                                          --------

Hospital Management/Supplies:                2.0%
   Columbia HCA Healthcare Corp.                                                                            40,671       2,064,053
                                                                                                                          --------

Retail - Department:                         0.9%
   Sears Roebuck & Co.                                                                                      24,400         951,600
                                                                                                                          --------

Retail - Discount:                           2.2%
   Price/Costco, Inc.***                                                                                    62,200         948,550
   Wal-Mart Stores                                                                                          61,700       1,380,538
                                                                                                                          --------

     Retail - Discount total                                                                                             2,329,088
                                                                                                                          --------

Retail - Drug:                               0.9%
   Revco D. S.,  Inc.***                                                                                    33,100         935,075
                                                                                                                          --------

Retail - Specialty:                          0.2%
   Baker (J.), Inc.                                                                                         46,500         267,375
                                                                                                                          --------

Cosmetics/Personal Care:                     1.4%
   Estee Lauder Companies - Class A                                                                          8,500         296,438
   Unilever, NV                                                                                              8,000       1,126,000
                                                                                                                          --------
     Cosmetics/Personal Care total                                                                                       1,422,438
                                                                                                                          --------

Real Estate:                                 1.5%
   Highwoods Properties, Inc.                                                                               23,300         658,225
   Town & Country Trust                                                                                     63,900         830,700
                                                                                                                          --------
     Real Estate total                                                                                                   1,488,925
                                                                                                                          --------

Printing/Publishing:                         1.0%
   Readers Digest Assn., Inc. - Class A                                                                     20,300       1,040,375
                                                                                                                          --------

Foods - Products & Service:                  7.1%
   Nabisco Holdings Corp. - Class A                                                                         54,000       1,761,750
   Sara Lee Corp.                                                                                           94,600       3,015,375
   Tyson Foods Inc., Class A                                                                                97,100       2,536,738
                                                                                                                          --------
     Foods - Products & Service total                                                                                    7,313,863
                                                                                                                          --------


                GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

GROWTH AND INCOME STOCK                      % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
                                            ------                                                         ------            -----
Beverage/Confect/Tobacco:                    1.3%
   Pepsico, Inc.                                                                                            23,750      $1,327,031
                                                                                                                          --------

Auto-Related:                                4.1%
   Bandag, Inc.                                                                                             29,000       1,537,000
   Bandag, Inc. - Class A                                                                                    3,500         189,437
   General Motors Corporation                                                                               46,500       2,458,687
                                                                                                                          --------
     Auto-Related total                                                                                                  4,185,124
                                                                                                                          --------

Apparel/Textile:                             1.0%
   Kellwood Co.                                                                                             47,650         970,868
                                                                                                                          --------

Office Equipment/Computers:                  4.5%
   Amdahl Corp.***                                                                                          63,600         540,600
   EMC Corp.***                                                                                             44,500         684,187
   International Business Machines Corp.                                                                    36,650       3,362,638
                                                                                                                          --------
     Office Equipment/Computers total                                                                                    4,587,425
                                                                                                                          --------

Electronics:                                 2.7%
   Motorola, Inc.                                                                                           13,300         758,100
   Texas Instruments, Inc.                                                                                  15,300         791,775
   Zero Corporation                                                                                         65,100       1,155,525
                                                                                                                          --------
     Electronics total                                                                                                   2,705,400
                                                                                                                          --------

Telecommunications:                          2.7%
   MCI Communications, Inc.                                                                                103,900       2,714,387
                                                                                                                          --------

Electrical Equipment:                        1.7%
   BWIP Holding, Inc.                                                                                       45,100         744,150
   Grainger, (WW) Inc.                                                                                      15,000         993,750
                                                                                                                          --------
     Electrical Equipment total                                                                                          1,737,900
                                                                                                                          --------

Pollution Control:                           3.8%
   WMX Technologies, Inc.                                                                                  128,700       3,844,913
                                                                                                                          --------

Oil/Oil Service:                             11.3%
   Amerada Hess Corporation                                                                                 14,100         747,300
   Amoco Corporation                                                                                        47,300       3,399,687
   Exxon Corp.                                                                                              13,800       1,105,725
   Occidental Petroleum Corp.                                                                               65,800       1,406,475
   Phillips Petroleum Co.                                                                                   49,100       1,675,538
   Schlumberger, Ltd.                                                                                       15,750       1,090,688
   Unocal Corp.                                                                                             23,300         678,612
   USX-Marathon Group                                                                                       47,000         916,500
   Vastar Resources                                                                                         16,000         508,000
                                                                                                                          --------
     Oil/Oil Service total                                                                                              11,528,525
                                                                                                                          --------

                GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

GROWTH AND INCOME STOCK                      % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
                                            ------                                                         ------            -----
Containers:                                  1.2%
   Owens-Illinois, Inc.***                                                                                  87,000       1,261,500
                                                                                                                          --------

Chemicals:                                   1.7%
   Dow Chemical Company                                                                                     18,100       1,273,788
   Hanna Company (M.A.)                                                                                     16,700         467,600
                                                                                                                          --------
     Chemicals total                                                                                                     1,741,388
                                                                                                                          --------

Specialty Chemicals:                         0.7%
   Praxair Inc.                                                                                             20,700         696,038
                                                                                                                          --------

Transportation:                              1.6%
   Delta Air Lines, Inc.                                                                                    14,200       1,049,025
   Hunt (JB) Transport Services, Inc.                                                                       35,200         589,600
                                                                                                                          --------
     Transportation total                                                                                                1,638,625
                                                                                                                          --------

Utilities-Telephone:                         10.1%
   Ameritech Corporation                                                                                    31,500       1,858,500
   AT&T Corp.                                                                                               59,200       3,833,200
   GTE Corp.                                                                                                62,200       2,736,800
   NYNEX Corp.                                                                                              17,300         934,200
   SBC Communications, Inc.                                                                                 17,000         977,500
                                                                                                                          --------
     Utilities-Telephone total                                                                                          10,340,200
                                                                                                                         ---------

Utilities-Electric:                          3.2%
   Duke Power Company                                                                                       27,900       1,321,762
   Pacific Gas & Electric Company                                                                           69,500       1,972,063
                                                                                                                          --------
   Utilities-Electric total                                                                                              3,293,825

Diversified Companies:                       4.0%
   Alexander & Baldwin, Inc.                                                                                45,800       1,053,400
   Rockwell International Corp.                                                                             42,400       2,241,900
   Tenneco, Inc.                                                                                            16,650         826,256
                                                                                                                          --------
     Diversified Companies total                                                                                         4,121,556
                                                                                                                          --------
     TOTAL COMMON STOCKS
     (COST:  $82,848,528)                                                                                              $95,057,235
                                                                                                                        ----------
     TOTAL INVESTMENTS, GROWTH AND
     INCOME STOCK FUND (COST: $90,819,574)**                                                                          $103,028,280


See accompanying notes to investments in securities.

    *Moody's/Standard & Poors' quality ratings.  See the current Prospectus and Statement of Additional  Information for a complete description of these ratings.

   **At December 31, 1995,  the cost of  securities  for federal  income tax purposes was  $90,819,574.  The aggregate  unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation............................ $14,374,580
  Gross unrealized depreciation............................ (2,165,874)
                                                             ----------
  Net unrealized appreciation.............................. $12,208,706
                                                             ==========
   ***This Security is not income producing.

                       BALANCED FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

                                             % Net        Quality      Annualized       Maturity             Par
BALANCED FUND INVESTMENTS:                  Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    9.0%

   American Express Credit Corporation                    A-1/P-1         5.81%       Jan 09, 1996      $1,000,000        $998,417
   Coca-Cola Co.                                          A-1/P-1         5.68%       Jan 30, 1996       1,000,000         995,212
   Chevron Oil Finance Company                            A-1+/P-1        5.76%       Jan 16, 1996       1,000,000         997,332
   Ford Motor Credit Company                              A-1/P-1         5.72%       Jan 31, 1996       1,000,000         995,013
   General Electric Capital Corporation                   A-1+/P-1        5.78%       Jan 26, 1996         700,000         697,018
   John Deere Capital Corp.                               A-1/P-1         5.63%       Jan 06, 1996       1,000,000         994,194
   Merrill Lynch Capital Markets                          A-1+/P-1        5.88%       Jan 02, 1996       2,000,000       1,995,208
   Pepsico, Inc.                                          A-1/P-1         5.66%       Feb 09, 1996         500,000         496,840
   Chase Manhattan - Cash Account                                         4.82%                          1,762,495       1,762,495
                                                                                                                         ---------
     TOTAL COMMERCIAL PAPER
     SAVINGS, AT COST                                                                                                   $9,931,729
                                                                                                                         ---------
                                             % Net        Quality        Coupon         Maturity             Par
Long-Term Investments:                      Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Government Guaranteed - U.S.:                9.2%
   U.S. Treasury Notes                                    AAA             8.500       Feb 15, 2000         500,000         557,500
   U.S. Treasury Notes                                    AAA             7.875       Nov 15, 1999         500,000         543,593
   U.S. Treasury Notes                                    AAA             7.125       Oct 15, 1998       1,000,000       1,047,813
   U.S. Treasury Notes                                    AAA             7.500       Nov 15, 2001       1,000,000       1,102,187
   U.S. Treasury Notes                                    AAA             6.250       Jan 31, 1997         500,000         505,468
   U.S. Treasury Notes                                    AAA             7.875       Apr 15, 1998       1,000,000       1,056,250
   U.S. Treasury Notes                                    AAA             5.500       Jul 31, 1997         500,000         502,343
   U.S. Treasury Notes                                    AAA             5.750       Oct 31, 1997         500,000         504,843
   U.S. Treasury Notes                                    AAA             5.500       Sep 30, 1997         500,000         502,500
   U.S. Treasury Notes                                    AAA             5.500       Apr 15, 2000         500,000         503,750
   U.S. Treasury Notes                                    AAA             7.125       Sep 30, 1999       1,000,000       1,060,000
   U.S. Treasury Notes                                    AAA             5.875       Feb 15, 2004         850,000         867,265
   U.S. Treasury Notes                                    AAA             7.375       May 15, 1996         750,000         755,860
   U.S. Treasury Notes                                    AAA             8.500       May 15, 1997         700,000         730,188
                                                                                                                        ----------
     TOTAL GOVERNMENT GUARANTEED- U.S.
     (COST: $9,807,051)                                                                                                $10,239,560
                                                                                                                        ----------

Quasi-Government/Government Sponsored:       1.3%
   Federal Home Loan Bank                                 AAA             4.400       Jan 21, 1997         500,000         495,642
   Federal Home Loan Bank                                 AAA             5.440       Oct 15, 2003         620,000         604,222
   Federal Home Loan Bank                                 AAA             6.440       Jan 28, 2000         250,000         257,906
   FNMA Pass Through Cert.                                AAA             8.000       Feb 01, 2002         128,608         133,150
                                                                                                                         ---------
     TOTAL QUASI-GOVERNMENT/GOVERNMENT
     SPONSORED (COST: $1,455,284)                                                                                       $1,490,920
                                                                                                                         ---------

Nonconvertible Corporate Bonds:              33.6%

Building Materials:                          0.2%
   Stanley Works                                          A-2/A           7.375       Dec 15, 2002         250,000         268,372
                                                                                                                          --------

                       BALANCED FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Drug/Health Care:                            2.2%
   Abbott Laboratories, Inc.                              AA-1/AAA        5.600       Oct 01, 2003        $300,000        $295,700
   Abbott Laboratories, Inc.                              AA-1/AAA        6.800       May 15, 2005         500,000         532,147
   American Home Products, Corp.                          A-2/A-          7.700       Feb 15, 2000         500,000         535,761
   Bergen Brunswig                                        BAA-1/A-        7.250       Jun 01, 2005         500,000         527,999
   Upjohn Company                                         A-1/AA-         5.875       Apr 15, 2000         500,000         502,335
                                                                                                                          --------
     Drug/Health Care total                                                                                              2,393,942
                                                                                                                          --------

Electronics:                                 1.0%
   Raytheon Co.                                           A-1/A+          6.500       Jul 15, 2005         500,000         516,164
   Texas Instruments, Inc.                                A-3/A           9.000       Mar 15, 2001         500,000         565,905
                                                                                                                          --------
     Electronics total                                                                                                   1,082,069
                                                                                                                          --------

Forest Products/Paper:                       2.0%
   Champion International Corp.                           BAA-1/BBB       9.875       Jun 01, 2000         250,000         287,870
   Champion International Corp.                           BAA-1/BBB       7.100       Sep 01, 2005         550,000         577,625
   International Paper                                    A-3/A-          7.875       Aug 01, 2006         500,000         561,664
   Kimberly Clark Corp.                                   AA-2/AA         9.000       Aug 01, 2000         750,000         846,514
                                                                                                                          --------
     Forest Products/Paper total                                                                                         2,273,673
                                                                                                                          --------

Hospital Supplies:                           0.2%
   Baxter International, Inc.                             A-3/A-          7.625       Nov 15, 2002         250,000         270,701
                                                                                                                          --------

Insurance/Casualty:                          0.9%
   Aetna Life & Casualty                                  A-2/A-          6.375       Aug 15, 2003         500,000         500,695
   Lincoln National Corp.                                 A-2/A           7.250       May 15, 2005         500,000         529,660
                                                                                                                          --------
     Insurance/Casualty total                                                                                            1,030,355
                                                                                                                          --------

Investment Banking/Brokerage:                1.0%
   Dean Witter Discover & Company                         A-2/A           6.250       Mar 15, 2000         200,000         202,986
   Donaldson, Lufkin Jenrette, Inc.                       BAA-1/A-        6.875       Nov 11, 2005         300,000         307,407
   Salomon Inc.                                           BAA-1/BBB       6.700       Dec 01, 1998         650,000         653,948
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  1,164,341
                                                                                                                          --------

Finance Co. - Consumer Loan:                 2.0%
   American General Finance                               A-1/A+          7.125       Feb 01, 1999         500,000         522,765
   American General Finance                               A-1/A+          7.250       May 15, 2005         650,000         696,456
   Household Finance Co.                                  A-2/A           7.125       Sep 01,2005          500,000         531,215
   Norwest Financial Inc.                                 AA-3/AA-        7.875       Feb 15, 2002         500,000         548,798
                                                                                                                          --------
     Finance Co. - Consumer Loan total                                                                                   2,299,234
                                                                                                                          --------

Cosmetics/Personal Care:                     0.7%
   Gillette Co.                                           AA-3/AA-        5.75        Oct 15, 2005         300,000         293,572
   Procter & Gamble                                       AA-2/AA         6.85        Jun 01, 1997         500,000         510,186
                                                                                                                          --------
     Cosmetics/Personal Care total                                                                                         803,758
                                                                                                                          --------

                       BALANCED FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Media:                                       0.3%
   McGraw-Hill, Inc.                                      A-1             9.430       Sep 01, 2000        $250,000        $287,195
                                                                                                                          --------

Publishing-News:                             0.9%
   Gannett Co.                                            AA-2/A+         5.850       May 01, 2000         500,000         501,802
   Knight Ridder, Inc.                                    A-1/AA-         8.500       Sep 01, 2001         500,000         541,813
                                                                                                                          --------
     Publishing-News total                                                                                               1,043,615
                                                                                                                          --------

Retail-Department:                           1.6%
   Dayton Hudson Corp.                                    A-3/BBB+        9.750       Nov 01, 1998         500,000         550,380
   J. C. Penney Co.                                       A-1/A+          6.875       Jun 15, 1999         500,000         517,697
   Wal-Mart Stores, Inc.                                  AA-1/AA         5.875       Oct 15, 2005         750,000         738,659
                                                                                                                          --------
     Retail-Department total                                                                                             1,806,736
                                                                                                                          --------

Foods-Products & Services:                   0.9%
   Archer Daniels Midland                                 AA-2/AA-        6.250       May 15, 2003         500,000         508,412
   H.J. Heinz Company                                     A-1/A+          5.500       Sep 15, 1997         250,000         250,357
   Supervalu Inc.                                         A-3/BBB+        7.800       Nov 15, 2002         250,000         274,104
                                                                                                                          --------
     Foods-Products & Services total                                                                                     1,032,873
                                                                                                                          --------

Beverage/Confect/Tobacco:                    0.7%
   Coca-Cola Co.                                          AA-3/AA         6.000       Jul 15, 2003         500,000         502,725
   Pepsico Inc.                                           A-1/A           6.125       Jan 15, 1998         250,000         253,495
                                                                                                                          --------
     Beverage/Confect/Tobacco total                                                                                        756,220
                                                                                                                          --------

Auto-Related:                                0.8%
   Ford Motor Company                                     A-1/A+          7.500       Nov 15, 1999         500,000         528,138
   General Motors Corporation                             A-3/A-          7.000       Jun 15, 2003         300,000         313,031
                                                                                                                          --------
     Auto-Related total                                                                                                    841,169
                                                                                                                          --------

Electrical Equipment:                        0.4%
   Emerson Electric Co.                                   AA-1/AA+        6.300       Nov 01, 2005         500,000         514,202
                                                                                                                          --------

Electric Household Appliances:               0.3%
   Maytag Corporation                                     BAA-1/BBB+      9.750       May 15, 2002         250,000         298,494
                                                                                                                          --------

Finance-Diversified:                         0.9%
   Dow Capital B.V.                                       A-1/A           7.125       Jan 15, 2003         250,000         256,930
   Dow Capital B.V.                                       A-1/A           7.375       Jul 15, 2002         250,000         260,493
   John Deere Capital                                     A-2/A           4.625       Sep 02, 1996         500,000         497,069
                                                                                                                          --------
     Finance-Diversified total                                                                                           1,014,492
                                                                                                                          --------

Engineering/Construction Services:           0.6%
   Foster Wheeler Corp.                                   BAA-2/BBB       6.750       Nov 15, 2005         600,000         614,311
                                                                                                                          --------

                       BALANCED FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Machine Tools:                               0.5%
   Giddings & Lewis                                       BA1/BBB         7.500       Oct 01, 2005        $500,000        $523,845
                                                                                                                          --------

Office Equipment/Computers:                  0.8%
   International Business Machines                        A-1/A           6.375       Jun 15, 2000         500,000         510,000
   Xerox Corporation                                      A-2/A           7.150       Aug 01, 2004         300,000         319,217
                                                                                                                          --------
     Office Equipment/Computers total                                                                                      829,217
                                                                                                                          --------

Telecommunications:                          0.5%
   Cox Communications                                     BAA-2/A-        6.875       Jun 15, 2005         500,000         519,856
                                                                                                                          --------

Oil/Oil Service:                             2.3%
   Enron Corp.                                            BAA-2/BBB+      7.625       Sep 10, 2004         500,000         545,923
   Mobil Corporation                                      AA-2/AA         8.375       Feb 12, 2001         500,000         551,875
   Shell Oil Company                                      AA-2/AAA        6.625       Jul 01, 1999         300,000         310,064
   Shell Canada, Ltd.                                     A-1/AA          8.875       Jan 14, 2001         500,000         567,130
   Union Oil California                                   BAA-2/BBB       6.250       May 15, 2005         500,000         530,748
                                                                                                                          --------
     Oil/Oil Service total                                                                                               2,505,740
                                                                                                                          --------

Pollution Control:                           0.3%
   WMX Technologies, Inc.                                 A-1/AA-         7.700       Oct 01, 2002         350,000         382,371
                                                                                                                          --------

Chemicals:                                   0.9%
   Monsanto Co.                                           A-1/A           6.000       Jul 01, 2000         500,000         503,401
   PPG Industries, Inc.                                   A-1/A           6.875       Aug 01, 2005         500,000         529,777
                                                                                                                          --------
     Chemicals total                                                                                                     1,033,178
                                                                                                                          --------

Specialty Chemicals:                         0.5%
   Praxair, Inc.                                          A-3/BBB+        6.850       Jun 15, 2005         500,000         519,697
                                                                                                                          --------

Transportation:                              0.9%
   Burlington Northern Inc.                               BAA-2/BBB       7.400       May 15, 1999         500,000         522,656
   Union Pacific Co.                                      A-3/A-          6.250       Mar 15, 1999         500,000         506,566
                                                                                                                          --------
     Transportation total                                                                                                1,029,222
                                                                                                                          --------

Aerospace/Defense:                           0.5%
   Rockwell International Corp.                           AA-3/AA-        7.625       Feb 17, 1998         500,000         522,058
                                                                                                                          --------

Utilities-Natural Gas Distribution:          1.8%
   Consolidated Natural Gas Co.                           A-1/AA-         5.750       Aug 01, 2003         500,000         492,623
   Laclede Gas Co.                                        AA-3/AA-        6.250       May 01, 2003         700,000         709,722
   Northern Illinois Gas Co.                              AA-1/AA         5.500       Feb 01, 1997         250,000         250,082
   Southern California Gas                                A2\AA-          5.250       Mar 01, 1998         500,000         496,178
                                                                                                                          --------
     Utilities-Natural Gas Dist total:                                                                                   1,948,605
                                                                                                                          --------

                       BALANCED FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Utilities-Telephone:                         3.9%
   Alltel Corporation                                     A2/A+           7.250       Apr 01, 2004        $500,000        $535,315
   American Telephone & Telegraph Corp.                   AA-3/AA         6.750       Apr 01, 2004         500,000         524,732
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Feb 01, 2000         250,000         257,052
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Jun 15, 2005         350,000         363,027
   Bell Tel of Penn                                       AA-1/AA         6.125       Mar 15, 2003         500,000         504,814
   GTE-California                                         AA-3/AA-        6.250       Jan 15, 1998         250,000         253,465
   GTE Corporation                                        BAA-1/BBB+      9.100       Jun 01, 2003         500,000         578,928
   New England Telephone & Telegraph                      AA-2/AA-        4.625       Jul 01, 2005         572,000         509,408
   New York Telephone                                     A-2/A           6.500       Mar 01, 2005         500,000         511,546
   Northwestern Bell Telephone Co.                        AA-3/AA-        9.500       May 01, 2000         250,000         284,308
                                                                                                                          --------
     Utilities-Telephone total                                                                                           4,322,595
                                                                                                                          --------

Utilities-Electric:                          2.5%
   Central Power & Light, Inc.                            A-2/A           6.000        Oct 01, 1997        250,000         251,394
   Consolidated Edison of New York, Inc.                  A-1/A+          6.250       Apr 01, 1998         300,000         303,754
   Florida Power Corp.                                    AA-3/AA-        6.000       Jul 01, 2003         400,000         397,588
   Gulf Power Co.                                         A-1/A+          5.550       Apr 01, 1998         250,000         249,614
   Midwest Power Systems                                  A-2/A+          7.125        Feb 01, 2003        250,000         263,715
   Pacific Gas & Electric Co.                             A-2/A           6.250       Aug 01, 2003         300,000         298,560
   Pacificorp                                             A-2/A           6.750       Apr 01, 2005         500,000         514,410
   Wisconsin Public Service, Inc.                         AA-2/AA+        7.300       Oct 01, 2002         500,000         530,471
                                                                                                                          --------
     Utilities-Electric total                                                                                            2,809,506
                                                                                                                          --------

Utilities-Natural Gas Pipeline:              0.3%
   Burlington Resources Inc.                              A-3/A-          9.625       Jun 15, 2000         250,000         286,116
                                                                                                                          --------

Miscellaneous:                               0.3%
   Chrysler Buildings of New York                         A-1/A+          9.125       May 01, 1999         250,000         273,040
                                                                                                                          --------

     TOTAL NONCONVERTIBLE CORPORATE
     BONDS  (COST: $35,443,997)                                                                                        $37,300,798
                                                                                                                        ----------

                                             % Net
                                            Assets                                                         Shares            Value
Common Stocks:                               45.7%

Forest Products/Paper:                       0.8%
   Champion International Corp.                                                                             14,800         621,600
   International Paper Company                                                                               7,700         291,638
                                                                                                                          --------
     Forest Products/Paper total                                                                                           913,238
                                                                                                                          --------

Insurance:                                   1.8%
   Allstate Corporation                                                                                     30,857       1,268,994
   Prudential Reinsurance Holdings, Inc                                                                     30,000         701,250
                                                                                                                          --------
     Insurance total                                                                                                     1,970,244
                                                                                                                          --------

                       BALANCED FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
                                            ------                                                         ------            -----
Banks:                                       1.0%
   Bankers Trust New York Corp.                                                                              6,500        $432,250
   Citicorp, Inc.                                                                                           10,300         692,675
                                                                                                                          --------
     Banks total                                                                                                         1,124,925
                                                                                                                          --------

Investment Banking/Brokerage:                1.6%
   Dean Witter Discover & Company                                                                           14,700         690,900
   Morgan Stanley Group, Inc.                                                                                6,000         483,750
   Salomon Inc.                                                                                             17,200         610,600
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                  1,785,250
                                                                                                                          --------

Finance Companies:                           0.2%
   Credit Acceptance Corp.***                                                                                8,300         172,225
                                                                                                                          --------

Drugs/Health Care:                           3.9%
   American Home Products Corp.                                                                              5,100         494,700
   Bristol-Meyers Squibb Co.                                                                                 3,000         257,625
   Caremark International, Inc.                                                                             29,900         541,938
   Centocor Inc***                                                                                          16,400         506,350
   Glaxo Wellcome - ADR                                                                                     26,500         748,625
   Pharmacia & Upjohn, Inc.                                                                                 32,335       1,252,981
   Smith-Kline Beecham - ADR                                                                                 9,700         538,350
                                                                                                                          --------
     Drugs/Health Care total                                                                                             4,340,569
                                                                                                                          --------

Hospital Management/Supplies:                1.2%
   Columbia HCA Healthcare Corp.                                                                            16,822         853,717
   Healthsouth Corp.***                                                                                     16,000         466,000
                                                                                                                          --------
     Hospital Management/Supplies total                                                                                  1,319,717
                                                                                                                          --------

Retail - Department:                         0.3%
   Sear Roebuck & Co.                                                                                        8,800         343,200
                                                                                                                          --------

Retail-Discount:                             1.0%
   Price/Costco, Inc.***                                                                                    39,500         602,375
   Wal-Mart Stores, Inc.                                                                                    22,500         503,438
                                                                                                                          --------
     Retail-Discount total                                                                                               1,105,813
                                                                                                                          --------

Retail-Drug:                                 0.4%
   Revco D.S. Inc.***                                                                                       14,700         415,275
                                                                                                                          --------

Retail - Specialty:                          0.2%
   Baker (J.) Inc.                                                                                          37,600         216,200
                                                                                                                          --------

Cosmetics\Personal Care:                     0.1%
   Estee Lauder Companies - Class A                                                                          4,300         149,962
                                                                                                                          --------

                       BALANCED FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
                                            ------                                                         ------            -----
Leisure Time:                                0.2%
   Johnson Worldwide Associates, Inc.***                                                                    12,350        $277,875
                                                                                                                          --------

Real Estate:                                 0.5%
   Highwoods Properties, Inc.                                                                                8,700         245,775
   Town & Country Trust                                                                                     28,300         367,900
                                                                                                                          --------
     Real Estate total                                                                                                     613,675
                                                                                                                          --------

Printing/Publishing:                         0.3%
   Readers Digest Assn, Inc. - Class A                                                                       6,300         322,875
                                                                                                                          --------

Foods-Food Products:                         2.8%
   Nabisco Holdings Corp. - Class A                                                                         24,200         789,525
   Sara Lee Corp.                                                                                           37,500       1,195,312
   Tyson Foods, Inc. - Class A                                                                              40,900       1,068,513
                                                                                                                          --------
     Foods-Food Products total                                                                                           3,053,350
                                                                                                                          --------

Beverage/Confect/Tobacco:                    0.4%
   Pepsico, Inc.                                                                                             8,800         491,700
                                                                                                                          --------

Auto-Related:                                2.3%
   A. O. Smith Corp.                                                                                        15,700         325,775
   Bandag Inc. - Class A                                                                                    16,300         863,900
   Bandag Inc.                                                                                               5,000         270,625
   General Motors Corporation                                                                               21,200       1,120,950
                                                                                                                          --------
     Auto-Related total                                                                                                  2,581,250
                                                                                                                          --------

Home Furnishings:                            0.9%
   Congoleum Corporation***                                                                                 20,300         218,225
   Department 56, Inc.                                                                                      19,300         740,638
                                                                                                                          --------
     Home Furnishings total                                                                                                958,863
                                                                                                                          --------

Apparel/Textile:                             0.8%
   Farah, Inc.***                                                                                           28,000         133,000
   Kellwood Co.                                                                                             35,800         729,425
                                                                                                                          --------
     Apparel/Textile total                                                                                                 862,425
                                                                                                                          --------

Office Equipment/Computers:                  2.8%
   Amdahl Corp.***                                                                                          43,000         365,500
   EMC Corp.***                                                                                             25,700         395,138
   International Business Machines Corp.                                                                    13,150       1,206,512
   Seagate Technology, Inc.***                                                                               4,800         228,000
   Wang Laboratories, Inc.***                                                                               53,500         889,438
                                                                                                                          --------
     Office Equipment/Computers total                                                                                    3,084,588
                                                                                                                          --------

                       BALANCED FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
                                            ------                                                         ------            -----
Electronics:                                 1.1%
   Motorola, Inc.                                                                                            3,400         193,800
   Texas Instruments, Inc.                                                                                   7,700         398,475
   Zero Corporation                                                                                         35,300         626,575
                                                                                                                          --------
     Electronics total                                                                                                   1,218,850
                                                                                                                          --------

Telecommunications:                          1.4%
   MCI Communications, Inc.                                                                                 59,100       1,543,987
                                                                                                                          --------

Electrical Equipment:                        1.1%
   BWIP Holding, Inc.                                                                                       43,200         712,800
   Grainger, (W. W.) Inc.                                                                                    7,000         463,750
   Stewart & Stevenson Services, Inc.                                                                        2,800          70,700
                                                                                                                          --------
     Electrical Equipment total                                                                                          1,247,250
                                                                                                                          --------

Pollution Control:                           1.7%
   WMX Technologies, Inc.                                                                                   61,150       1,826,856
                                                                                                                          --------

Oil/Oil Service:                             5.1%
   Amerada Hess Corporation                                                                                  7,300         386,900
   Amoco Corporation                                                                                        18,000       1,293,750
   Ashland, Inc.                                                                                             6,100         214,262
   Belden & Blake Corp.***                                                                                  19,000         332,500
   Occidental Petroleum Corp.                                                                               37,800         807,975
   Phillips Petroleum Co.                                                                                   25,400         866,775
   Ranger Oil Ltd.                                                                                          25,400         158,750
   Schlumberger, Ltd.                                                                                       10,050         695,962
   Unocal Corp.                                                                                             11,100         323,287
   USX-Marathon Group                                                                                       30,300         590,850
                                                                                                                          --------
     Oil/Oil Service total                                                                                               5,671,011
                                                                                                                          --------

Containers:                                  0.8%
   Owens-Illinois, Inc.                                                                                     58,500         848,250
                                                                                                                          --------

Chemicals:                                   0.8%
   Dow Chemical Company                                                                                      9,400         661,525
   Hanna Company (M. A.)                                                                                     9,800         274,400
                                                                                                                          --------
     Chemicals total                                                                                                       935,925
                                                                                                                          --------

Specialty Chemicals:                         0.3%
   Praxair Inc.                                                                                             10,900         366,512
                                                                                                                          --------

Transportation:                              0.9%
   Delta Air Lines Inc.                                                                                      7,000         517,125
   Hunt (JB) Transport Services, Inc.                                                                       28,500         477,375
                                                                                                                          --------
     Transportation total                                                                                                  994,500
                                                                                                                          --------

                       BALANCED FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
                                            ------                                                         ------            -----
Utilities-Telephone:                         4.8%
   Airtouch Communications, Inc.***                                                                         38,400      $1,084,800
   Ameritech Corporation                                                                                    12,700         749,300
   AT&T Corp.                                                                                               28,500       1,845,375
   GTE Corporation                                                                                          20,500         902,000
   NYNEX Corp.                                                                                               4,000         216,000
   SBC Communications, Inc.                                                                                  8,500         488,750
                                                                                                                          --------
     Utilities-Telephone total                                                                                           5,286,225
                                                                                                                          --------

Utilities-Electric:                          1.1%
   Duke Power Company                                                                                        5,800         274,775
   Pacific Gas & Electric Company                                                                           32,700         927,863
                                                                                                                          --------
     Utilities-Electric total                                                                                            1,202,638
                                                                                                                          --------

Diversified Companies:                       1.7%
   Alexander & Baldwin, Inc.                                                                                21,700         499,100
   Rockwell International Corporation                                                                       22,100       1,168,538
   Tenneco, Inc.                                                                                             4,600         228,275
                                                                                                                          --------
     Diversified Companies total                                                                                         1,895,913
                                                                                                                          --------

Miscellaneous:                               1.4%
   BDM, International Inc.***                                                                               22,400         649,600
   Interim Services, Inc.***                                                                                24,300         844,425
                                                                                                                          --------
     Miscellaneous total                                                                                                 1,494,025
                                                                                                                          --------

     TOTAL COMMON STOCKS,
     (COST: $43,972,558)                                                                                               $50,635,161
                                                                                                                        ----------

     TOTAL INVESTMENTS, BALANCED SERIES
     FUND (COST: $100,610,619)**                                                                                      $109,598,168
                                                                                                                       ===========


See accompanying notes to investments in securities.

    *Moody's/Standard & Poors' quality ratings.  See the current Prospectus and Statement of Additional  Information for a complete description of these ratings.

   **At December 31, 1995,  the cost of securities  for federal  income tax purposes was  $100,610,619.  The aggregate  unrealized appreciation and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation............................ $10,599,239
     Gross unrealized depreciation............................ (1,611,689)
                                                                 ---------
     Net unrealized appreciation..............................  $8,987,550
                                                                 =========
 ***This Security is not income producing.

                         BOND FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

                                             % Net        Quality      Annualized       Maturity             Par
BOND FUND INVESTMENTS:                      Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Savings:                                     3.3%
   Chase Manhattan - Cash Account                                         4.82%                                           $452,116
                                                                                                                          --------
     TOTAL SHORT-TERM INVESTMENTS,
     AT COST:                                                                                                             $452,116
                                                                                                                          --------

* For Short-term Investments, Market Value is assumed to equal Book Value.

                                             % Net        Quality        Coupon         Maturity             Par
Government & Agency Bonds:                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Government Guaranteed - U.S.:                14.2%
   U.S. Treasury Note                                     AAA             8.500       May 15, 1997         300,000         312,938
   U.S. Treasury Note                                     AAA             7.125       Oct 15, 1998         250,000         261,953
   U.S. Treasury Note                                     AAA             7.500       Nov 15, 2001         200,000         220,437
   U.S. Treasury Note                                     AAA             6.375       Jan 15, 1999         300,000         309,281
   U.S. Treasury Note                                     AAA             7.000       Apr 15, 1999         400,000         420,375
   U.S. Treasury Note                                     AAA             7.125       Sep 30, 1999         250,000         265,000
   U.S. Treasury Note                                     AAA             5.875       Feb 15, 2004         150,000         153,047
                                                                                                                          --------
     Government Guaranteed - U.S. total
     (Cost $1,851,475)                                                                                                  $1,943,031
                                                                                                                         ---------

Quasi-Government/Government Sponsored:       3.5%
   Federal Home Loan Bank                                 AAA             4.400       Jan 21, 1997         300,000         297,385
   Federal Home Loan Mortgage Corp.                       AAA             6.440       Jan 28, 2000         150,000         154,743
   FHLMC Pass Through Cert.                               AAA             8.500       Apr 01, 2001           9,054           9,311
   FHLMC Pass Through Cert.                               AAA             8.500       May 01, 2002          22,673          23,317
                                                                                                                          --------
     Quasi-Government/Government Sponsored
     Total (Cost $483,773)                                                                                                $484,756
                                                                                                                          --------

Nonconvertible Corporate Bonds:              77.5%

Forest Products/Paper:                       3.6%
   Champion International Corp.                           BAA-1/BBB       9.875       Jun 01, 2000         100,000         115,148
   Champion International Corp.                           BAA-1/BBB       7.100       Sep 01, 2005         250,000         262,556
   Kimberly-Clark Corp.                                   AA-2/AA         9.000       Aug 01, 2000         100,000         112,869
                                                                                                                          --------
     Forest Products/Paper total                                                                                           490,573
                                                                                                                          --------

Insurance:                                   1.8%
   Aetna Life & Casualty                                  A-2/A-          6.375       Aug 15, 2003         250,000         250,348
                                                                                                                          --------

Investment Banking/Brokerage:                2.6%
   Donaldson, Lufkin, Jenrette, Inc.                      BAA-1/A-        6.875       Nov 01, 2005         200,000         204,938
   Salomon Inc.                                           BAA-1/BBB       6.700       Dec 01, 1998         150,000         150,911
                                                                                                                          --------
     Investment Banking/Brokerage total                                                                                    355,849
                                                                                                                          --------

                         BOND FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Finance Co. - Consumer Loans:                2.5%
   Household Finance Co.                                  A-2/A           7.125       Sep 01, 2005        $325,000        $345,289
                                                                                                                          --------

Drugs/Health Care:                           3.4%
   Abbott Labs                                            AA-1/AAA        5.600       Oct 01, 2003         200,000         197,133
   American Home Products                                 A-2/A-          7.700       Feb 15, 2000         250,000         267,881
                                                                                                                          --------
     Drugs/Health Care total                                                                                               465,014
                                                                                                                          --------

Cosmetics/Personal Care:                     1.9%
   Procter & Gamble Co.                                   AA-2/AA         6.850       Jun 01, 1997         250,000         255,093
                                                                                                                          --------

Media:                                       0.8%
   McGraw-Hill, Inc.                                      A-1             9.430       Sep 01, 2000         100,000         114,878
                                                                                                                          --------

Publishing/New:                              1.8%
   Gannett Co.                                            AA-2/A+         5.850       May 01, 2000         250,000         250,901
                                                                                                                          --------

Retail-Department:                           4.2%
   Dayton Hudson Corp.                                    A-3/BBB+        9.750       Nov 01, 1998         250,000         275,190
   Wal-Mart Stores, Inc.                                  AA-1/AA         5.500       Mar 01, 1998         300,000         295,464
                                                                                                                          --------
     Retail-Department total                                                                                               570,654
                                                                                                                          --------

Foods-Products & Services:                   1.5%
   Dean Foods Co.                                         A-3/A           6.750       Jun 15, 2005         100,000         102,791
   H.J. Heinz Company                                     A-1/A+          5.500       Sep 15, 1997         100,000         100,143
                                                                                                                          --------
     Foods-Products & Services total                                                                                       202,934
                                                                                                                          --------

Beverages/Confect/Tobacco:                   1.8%
   Coca-Cola Co.                                          AA-3/AA         6.000       Jul 15, 2003         250,000         251,363
                                                                                                                          --------

Auto-Related:                                2.3%
   Ford Motor Co.                                         A-1/A+          7.500       Nov 15, 1999         200,000         211,255
   General Motors Acceptance Corporation                  A-3/A-          6.625       Oct 01, 2002         100,000         102,840
                                                                                                                          --------
     Auto-Related total                                                                                                    314,095
                                                                                                                          --------

Office Equipment/Computers:                  1.9%
   International Business Machines Corp.                  A-1/A           6.375       Nov 01, 1997         262,000         265,275
                                                                                                                          --------

Electronics:                                 2.3%
   Raytheon Co.                                           A-1/A+          6.500       Jul 15, 2005         300,000         309,698
                                                                                                                          --------

Electrical Equipment:                        2.3%
   Emerson Electric Co.                                   AA-1/AA+        6.300       Nov 01, 2005         300,000         308,521

                                                                                                                          --------


                         BOND FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Aerospace/Defense:                           1.1%
   Rockwell International Corp.                           AA-3/AA-        6.750       Sep 15, 2002        $150,000        $157,119
                                                                                                                          --------

Electric Household Appliance:                0.9%
   Maytag Corporation                                     BAA-1/BBB+      9.750       May 15, 2002         100,000         119,398
                                                                                                                          --------

Engineering/Construction Services:           1.5%
   Foster Wheeler Corp.                                   BAA-2/BBB       6.750       Nov 15, 2005         200,000         204,770
                                                                                                                          --------

Machine Tools:                               1.9%
   Giddings & Lewis                                       BA1/BBB         7.500       Oct 01, 2005         250,000         261,922
                                                                                                                          --------

Finance-Diversified:                         3.7%
   John Deere Capital                                     A-2/A           7.375       Sep 02, 1996         250,000         248,534
   Dow Capital B.V.                                       A-1/A           7.375       Jul 15, 2002         250,000         260,494
                                                                                                                          --------
     Finance-Diversified total                                                                                             509,028
                                                                                                                          --------

Pollution Control:                           1.2%
   WMX Technologies, Inc.                                 A-1/AA-         4.100       Oct 01, 2002         150,000         163,873
                                                                                                                          --------

Oil/Oil Service:                             5.8%
   Enron Corp                                             BAA-2/BBB+      7.625       Sep 10, 2004         300,000         327,554
   Shell Oil Company                                      AA-2/AAA        6.625       Jul 01, 1999         150,000         155,032
   Union Oil Co. of California                            BAA-2/BBB       7.200       May 15, 2005         300,000         318,449
                                                                                                                          --------
     Oil/Oil Service total                                                                                                 801,035
                                                                                                                          --------

Chemicals:                                   1.8%
   Monsanto Co.                                           A-1/A           6.000       Jul 01, 2000         250,000         251,701
                                                                                                                          --------

Transportation:                              1.5%
   Burlington Northern, Inc.                              BAA-2/BBB       7.400       May 15, 1999         200,000         209,062
                                                                                                                          --------

Metals-Fabrication & Manufacturing:          1.0%
   Cyprus Minerals                                        BAA-2/BBB-      6.625       Oct 15, 2005         130,000         131,681
                                                                                                                          --------

Utilities-Nat'l Gas Diversified:             1.8%
   Consolidated Natural Gas Co.                           A-1/AA-         5.750       Aug 01, 2003         250,000         246,312
                                                                                                                          --------



                         BOND FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995


BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Utilities-Telephone:                         9.3%
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Feb 01, 2000        $150,000        $154,232
   Bell South Telecommunications, Inc.                    AAA/AAA         6.500       Jun 15, 2005         150,000         155,583
   Bell Tel of Penn                                       AA-1/AA         6.125       Mar 15, 2003         250,000         252,406
   GTE-North                                              A-1/AA-         5.500       Feb 15, 1999         250,000         249,078
   Indiana Bell Tele.                                     AAA/AAA         4.375       Jun 01, 2003         200,000         180,571
   New Jersey Bell Telephone                              AAA/AA+         4.625       Jun 01, 2005         191,000         170,853
   Northwestern Bell Telephone Co.                        AA-3/AA-        9.500       May 01, 2000         100,000         113,723
                                                                                                                          --------
     Utilities-Telephone total                                                                                           1,276,446
                                                                                                                          --------

Utilities-Electric:                          10.5%
   Baltimore Gas & Electric                               A-1/A+          5.500       Jul 15, 2000         100,000          98,864
   Consolidated Edison of New York                        A-1/A+          6.250       Apr 01, 1998         200,000         202,503
   Gulf Power Co.                                         A-1/A+          5.550       Apr 01, 1998         150,000         149,769
   Midwest Power Systems                                  A-2/A+          7.125       Feb 01, 2003         150,000         158,229
   Northern States Power                                  A-1/AA-         5.875       Oct 01, 1997         150,000         150,910
   Pacificorp                                             A-2/A           6.750       Apr 01, 2005         250,000         257,205
   Union Electric Company                                 A-1/AA-         6.750       Oct 15, 1999         150,000         154,757
   Wisconsin Public Service, Inc.                         AA-2/AA+        7.300       Oct 01, 2002         250,000         265,235
                                                                                                                          --------
     Utilities-Electric total                                                                                            1,437,472
                                                                                                                          --------

Utilities-Natural Gas Pipeline:              0.8%
   Burlington Resources, Inc.                             A-3/A-          9.625       Jun 15, 2000         100,000         114,447
                                                                                                                          --------

     TOTAL NONCONVERTIBLE CORPORATE
     BONDS (COST: $10,155,116)                                                                                         $10,634,751
                                                                                                                        ----------

     TOTAL INVESTMENTS, BOND FUND
     (COST: $12,942,480)**                                                                                             $13,514,654
                                                                                                                        ==========



See accompanying notes to investments in securities.

    *Moody's/Standard & Poors' quality ratings.  See the current Prospectus and Statement of Additional  Information for a complete description of these ratings.

   **At December 31, 1995,  the cost of  securities  for federal  income tax purposes was  $12,942,480.  The aggregate  unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation................................ $579,993
    Gross unrealized depreciation................................  (7,819)
                                                                  --------
    Net unrealized appreciation.................................. $572,174
                                                                  ========

                     MONEY MARKET FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995

                                             % Net        Quality      Annualized       Maturity             Par
MONEY MARKET FUND INVESTMENTS:              Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    56.3%
   American Express Credit                                A-1/P-1         5.71%       Apr 02, 1996        $598,000        $589,365
   Associates Corp of North America                       A-1+/P-1        5.86%       Jan 19, 1996         612,000         610,062
   Chevron Oil Finance Company                            A-1+/P-1        5.80%       Jan 19, 1996         493,000         491,444
   Coca-Cola Co.                                          A-1+/P-1        5.73%       Jan 31, 1996         591,000         588,068
   Ford Motor Credit Company                              A-1/P-1         5.86%       Jan 05, 1996         600,000         599,430
   Interstate Power                                       A-1/P-1         5.88%       Jan 31, 1996         598,000         594,944
   John Deere Capital Corp.                               A-1/P-1         5.75%       Feb 23, 1996         590,000         584,970
   Madison Gas & Electric Co.                             A-1+/P-1        5.73%       Feb 15, 1996         600,000         595,613
   Merrill Lynch Capital Markets                          A-1+/P-1        5.91%       Jan 31, 1996         564,000         561,132
   Pfizer Inc.                                            A-1+/P-1        5.79%       Jan 19, 1996         603,000         601,097
   Chase Manhattan - Cash Account                                         4.82%                            587,450         587,450
                                                                                                                        ----------
     TOTAL COMMERCIAL PAPER/
     SAVINGS, AT COST                                                                                                   $6,403,573
                                                                                                                        ----------

Quasi-Government/Government Sponsored:       34.8%
   Federal Home Loan Bank                                 P-1             5.62%       Mar 07, 1996       4,000,000       3,959,658
                                                                                                                        ----------
     TOTAL QUASI-GOVERNMENT/
     GOVERNMENT SPONSORED, AT COST                                                                                      $3,959,658
                                                                                                                        ----------

Government Guaranteed:                       8.8%
   Student Loan Marketing Assn.                           P-1             5.78%       Mar 14, 1996       1,000,000       1,000,000
                                                                                                                        ----------
     TOTAL GOVERNMENT GUARANTEED,
     AT COST                                                                                                            $1,000,000
                                                                                                                        ----------

     TOTAL INVESTMENTS, MONEY
     MARKET FUND, AT COST                                                                                              $11,363,233
                                                                                                                        ----------



See accompanying notes to investments in securities.

    *Moody's/Standard & Poors' quality ratings.  See the current Prospectus and Statement of Additional  Information for a complete description of these ratings.

                     TREASURY 2000 FUND OF ULTRA SERIES FUND
                      Investments in Securities (Continued)
                                December 31, 1995


                                                                   Interest         Maturity          Principal
TREASURY 2000 FUND INVESTMENTS:                                      Rate             Date             Amount            Value
                                                                     ----             ----             ------            -----
Government Guaranteed - U.S.:
   U.S. Treasury Strip (Cost $1,273,222)*                            9.69%         Nov 15, 2000      $2,000,000     $1,545,960.00
                                                                                                                     ============



See accompanying notes to investments in securities.

Notes to investments in securities:
Interest rates on short-term investments and stripped Treasury Securities represent annualized yield to maturity at date of purchase.
Interest rates on other securities represent coupon rates.
Values of investment securities are determined as described in Note 2 of the financial statements.

    *At December 31, 1995,  the cost of  securities  for federal  income tax purposes  was  $1,273,222.  The  aggregate  unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation............................ $272,738
    Gross unrealized depreciation............................       --
                                                              --------
    Net unrealized appreciation.............................. $272,738
                                                              ========

                                ULTRA SERIES FUND
                             Statement of Operations
                          Year Ended December 31, 1995

                                            Capital      Growth and                                       Money        Treasury
                                         Appreciation   Income Stock     Balanced          Bond          Market          2000
                                          Stock Fund        Fund           Fund            Fund           Fund           Fund
                                          ----------        ----           ----            ----           ----           ----
Investment income (note 2):
  Interest income                          $79,700       $331,523      $3,152,226       $690,419       $562,355        $111,658

  Dividend income                          337,588      1,762,795         939,820             --             --              --
                                        ----------     ----------      ----------       --------       --------        --------
    Total income                           417,288      2,094,318       4,092,046        690,419        562,355         111,658
                                        ----------     ----------      ----------       --------       --------        --------
Expenses (note 4):

  Advisory fees                            102,598        355,655         434,607         51,014         47,967              --

  Advisory/Administrative fees                  --             --              --             --             --           6,379

  Accounting and custodian fees             37,690         80,630          96,927         11,410         14,694              --

  Trustees' fees                               877          3,027           3,694            434            408              --

  Legal fees                                 1,299          4,484           5,472            643            605              --

  Audit fees                                 1,959          6,763           8,253            969            912              --

  Other expenses                            11,761         40,609          49,554          5,820          5,476              --
                                        ----------     ----------      ----------       --------       --------        --------
  Expenses before reimbursement            156,184        491,168         598,507         70,290         70,062           6,379

  Reimbursable expenses from Century
   Life of America                         (22,806)       (28,817)        (33,518)        (3,971)        (7,705)             --
                                        ----------     ----------      ----------       --------       --------        --------
    Total net expenses                     133,378        462,351         564,989         66,319         62,357           6,379
                                        ----------     ----------      ----------       --------       --------        --------
   Net investment income                   283,910      1,631,967       3,527,057        624,100        499,998         105,279
                                        ----------     ----------      ----------       --------       --------        --------
Realized and unrealized gain (loss
 on investments (notes 2 and 3):

  Realized gain (loss)on security
   transactions:

   Proceeds from sale of securities
     and principal pay downs            13,157,907     40,626,106      30,316,916      1,257,169      2,747,991              --

   Cost of securities sold             (12,079,245)   (34,069,788)    (26,069,055)    (1,227,329)    (2,747,991)             --
                                        ----------     ----------      ----------      ---------       --------        --------
   Net realized gain (loss) on security
    transactions                         1,078,662      6,556,318       4,247,861         29,840             --              --

  Net change in unrealized appreciation
   or depreciation on investments        3,744,217     11,134,096       9,430,371        883,542             --         161,762
                                        ----------     ----------      ----------      ---------       --------        --------
  Net gain (loss) on investments         4,822,879     17,690,414      13,678,232        913,382             --         161,762
                                        ----------     ----------      ----------      ---------       --------        --------


  Net increase (decrease) in net assets
   resulting from operations            $5,106,789    $19,322,381     $17,205,289     $1,537,482       $499,998        $267,041
                                        ==========     ==========      ==========      =========       ========        ========


See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                       Statement of Changes in Net Assets
                     Years Ended December 31, 1995 and 1994


                                            CAPITAL APPRECIATION               GROWTH AND INCOME
                                                 STOCK FUND                       STOCK FUND                      BALANCED FUND
Operations:                                1995            1994           1995             1994            1995             1994
-----------                                ----            ----           ----             ----            ----             ----
  Net investment income                 $283,910         $77,791     $1,631,967         $ 874,346     $3,527,057       $ 2,397,340

  Net realized gain (loss) on security
   transaction                         1,078,662         415,595      6,556,318           969,090      4,247,861           996,435

  Net change in unrealized appreciation
   or depreciation on investments      3,744,217        (325,464)    11,134,096        (1,460,770)     9,430,371        (3,711,318)
                                     -----------      ----------    -----------       -----------    -----------       -----------
   Change in net assets from
    operations                         5,106,789         167,922     19,322,381           382,666     17,205,289          (317,543)
                                     -----------      ----------    -----------       -----------    -----------       -----------

Distributions to shareholders:

  From net investment income            (280,255)        (74,385)    (1,628,238)         (867,949)    (3,519,859)       (2,388,749)

  From realized gains on investments  (1,089,798)       (404,459)    (6,422,927)       (1,080,893)    (4,072,590)       (1,095,767)
                                      -----------      ----------    -----------       -----------    -----------       -----------
   Change in net assets from
    distributions                     (1,370,053)       (478,844)    (8,051,165)       (1,948,842)    (7,592,449)       (3,484,516)
                                      -----------      ----------    -----------       -----------    -----------       -----------

Capital share transactions (note 5):

  Proceeds from sale of shares        25,682,821       9,344,358     35,770,514        17,152,559     28,498,420        16,851,604

  Net asset value of shares issued in
   reinvestment of distributions       1,370,053         478,844      8,051,165         1,948,842      7,592,449         3,484,516
                                     -----------      ----------    -----------       -----------    -----------       -----------
                                      27,052,874       9,823,202     43,821,679        19,101,401     36,090,869        20,336,120

  Cost of shares repurchased          (2,121,172)        (63,386)    (1,868,194)       (1,089,803)    (2,203,087)       (3,428,898)
                                     -----------      ----------    -----------       -----------    -----------       -----------
   Change in net assets derived from
    capital share transactions        24,931,702       9,759,816     41,953,485        18,011,598     33,887,782        16,907,222
                                     -----------      ----------    -----------       -----------    -----------       -----------
Increase in net assets                28,668,438       9,448,894     53,224,701        16,445,422     43,500,622        13,105,163

Net assets:

  Beginning of year                    9,448,894              --     48,913,461        32,468,039     67,468,336        54,363,173
                                     -----------      ----------    -----------       -----------    -----------       -----------
  End of year                        $38,117,332      $9,448,894   $102,138,162       $48,913,461   $110,968,958       $67,468,336
                                     ===========      ==========    ===========       ===========    ===========       ===========
Undistributed net investment
  income included in net assets           $7,061          $3,406        $10,991            $7,261        $23,449           $16,251
                                     ===========      ==========    ===========       ===========    ===========       ===========


See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 Statement of Changes in Net Assets (Continued)
                     Years Ended December 31, 1995 and 1994

                                                  BOND FUND                    MONEY MARKET FUND              TREASURY 2000 FUND
Operations:                               1995              1994           1995             1994            1995            1994
-----------                               ----              ----           ----             ----            ----            ----
  Net investment income                 $624,100          $416,928       $499,998          $209,397       $105,279          $96,809

  Net realized gain (loss) on security
   transactions                           29,840             4,272             --                --             --               --

  Net change in unrealized appreciation
   or depreciation on investments        883,542          (649,375)            --                --        161,762         (193,861)
                                      ----------        ----------     ----------        ----------     ----------       ----------
   Change in net assets from
    operations                         1,537,482          (228,175)       499,998           209,397        267,041          (97,052)
                                     -----------        ----------    -----------       -----------    -----------      -----------
Distributions to shareholders:

  From net investment income            (622,541)         (416,148)      (499,998)         (209,397)            --               --

  From realized gains on investments     (29,840)           (4,272)            --                --             --               --
                                     -----------        ----------    -----------       -----------    -----------      -----------
   Change in net assets from
    distributions                       (652,381)         (420,420)      (499,998)         (209,397)            --               --
                                     -----------        ----------    -----------       -----------    -----------      -----------
Capital share transactions (note 5):

  Proceeds from sale of shares         5,496,387         2,888,932     16,248,249        11,468,113          6,176            5,899

  Net asset value of shares issued in
   reinvestment of distributions         652,380           420,420        499,536           208,618             --               --
                                     -----------        ----------    -----------       -----------    -----------      -----------
                                       6,148,767         3,309,352     16,747,785        11,676,731          6,176            5,899

  Cost of shares repurchased          (1,176,460)       (1,090,887)   (13,173,017)       (8,626,862)            --               --
                                     -----------        ----------    -----------       -----------    -----------      -----------


   Change in net assets derived from
    capital share transactions         4,972,307         2,218,465      3,574,768         3,049,869          6,176            5,899
                                     -----------        ----------    -----------       -----------    -----------      -----------
Increase (decrease) in net assets      5,857,408         1,569,870      3,574,768         3,049,869        273,217          (91,153)

Net assets:

  Beginning of year                    7,867,360         6,297,490      7,799,361         4,749,492      1,272,110        1,363,263
                                     -----------        ----------    -----------       -----------    -----------      -----------
  End of year                        $13,724,768        $7,867,360    $11,374,129        $7,799,361     $1,545,327       $1,272,110
                                     ===========        ==========    ===========       ===========    ===========      ===========

Undistributed net investment
  income included in net assets           $4,349            $2,789             --                --             --               --
                                     ===========        ==========    ===========       ===========    ===========      ===========


See accompanying notes to financial statements.

              CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                              Financial Highlights
                             Years Ended December 31

                                     ------------------------------------ CAPITAL APPRECIATION STOCK FUND ----------------------
(For a share outstanding throughout the period):   1995              1994
                                                   ----              ----

Net Asset Value, Beginning of Period               $9.97           $10.00
                                                  ------           ------


  Income from Investment Operations

   Net Investment Income                            .14              0.16

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 2.91              0.37
                                                 ------            ------

  Total from Investment Operations                 3.05              0.53
                                               --------------------------

  Distributions

   Distributions from Net Investment Income        (.14)            (0.15)
                                                 ------            ------

   Distributions from Realized Capital Gains       (.37)            (0.41)
                                                 ------            ------

  Total Distributions                              (.51)            (0.56)
                                               --------------------------

Net Asset Value, End of Period                   $12.51             $9.97
====================================================================================================================================

Total Return*                                    30.75%             5.44%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $38,117            $9,449

Ratio of Expenses to Average Net Assets**          0.65%             0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     1.37%             1.55%

Portfolio Turnover Rate                           61.32%            65.81%

Average Commission Rate                           $0.06
====================================================================================================================================

    *These returns are after all charges at the mutual fund level have been  subtracted.  These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   **During the periods shown,  Century Life of America and its affiliates  absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement  Agreement between the Ultra Series Fund and Century Life of America.  Annually,  the Fund and Century
     Life of America have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses  allowable under the Investment  Advisory  Agreement  between the Ultra Series Fund and the Investment
     Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Capital Appreciation Stock Fund                    1995              1994
                                                   ----              ----
Amount Charged                                   $156,184           $42,519

Ratio of Expenses to
Average Net Assets                                 0.75%             0.85%

Ratio of Net Investment
Income to Average Net Assets                       1.25%             1.35%


                GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                              Financial Highlights
                             Years Ended December 31


                                 ---------------------------------- GROWTH AND INCOME STOCK FUND ----------------------------
(For a share outstanding throughout the period):   1995              1994             1993              1992             1991
                                                -----------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $15.06            $15.51           $15.49            $15.21            $12.75
                                                  -----             -----            -----             -----             -----

Income from Investment Operations

Net Investment Income                               .37              0.32             0.29              0.32             0.33

Net Realized and Unrealized Gain (Loss)
on Investments                                     4.37             (0.04)            1.87              0.90             2.95
                                                  -----             -----            -----             -----             -----

Total from Investment Operations                   4.74              0.28             2.16              1.22             3.29
                                               -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income        (.37)            (0.32)           (0.29)            (0.32)           (0.34)

   Distributions from Realized Capital Gains      (1.23)            (0.40)           (1.85)            (0.62)           (0.49)
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (1.60)            (0.73)           (2.14)            (0.94)           (0.83)
                                               -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $18.20            $15.06           $15.51            $15.49            $15.21
====================================================================================================================================

Total Return*                                    31.75%             1.42%           13.77%             7.66%            25.66%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $102,138           $48,913          $32,468           $24,382           $17,101

Ratio of Expenses to Average Net Assets**          0.65%             0.65%            0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     2.28%             2.19%            1.84%             2.11%            2.58%

Portfolio Turnover Rate                           57.80%            45.36%           56.79%            29.67%           27.90%

Average Commission Rate                           $0.06
====================================================================================================================================

    *These returns are after all charges at the mutual fund level have been  subtracted.  These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   **During the periods shown,  Century Life of America and its affiliates  absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement  Agreement between the Ultra Series Fund and Century Life of America.  Annually,  the Fund and Century
     Life of America have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses  allowable under the Investment  Advisory  Agreement  between the Ultra Series Fund and the Investment
     Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Growth and Income Stock Fund                       1995              1994             1993              1992             1991
                                                   ----              ----             ----              ----             ----
Amount Charged                                   $491,168          $281,760         $210,141          $151,195          $90,028

Ratio of Expenses to
Average Net Assets                                 0.69%             0.70%            0.73%             0.74%            0.74%

Ratio of Net Investment
Income to Average Net Assets                       2.23%             2.14%            1.76%             2.02%            2.49%

                       BALANCED FUND OF ULTRA SERIES FUND
                              Financial Highlights
                             Years Ended December 31

                             ---------------------------------------------------- BALANCED FUND -----------------------------
(For a share outstanding throughout the period):   1995              1994             1993              1992             1991
                                                -----------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $12.90            $13.70           $13.54            $13.44            $12.11
                                                  -----             -----            -----             -----             -----

  Income from Investment Operations

   Net Investment Income                            .55              0.52             0.50              0.55             0.62

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 2.29             (0.56)            0.95              0.40             1.56
                                                  -----             -----            -----             -----             -----

  Total from Investment Operations                 2.84             (0.04)            1.45              0.95             2.18
                                               -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income        (.55)            (0.51)           (0.50)            (0.55)           (0.63)

   Distributions from Realized Capital Gains       (.56)            (0.25)           (0.79)            (0.30)           (0.22)
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (1.11)            (0.76)           (1.29)            (0.85)           (0.85)
                                               -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $14.63            $12.90           $13.70            $13.54            $13.44
====================================================================================================================================

Total Return*                                    22.27%            -0.46%           10.47%             6.85%            18.53%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $110,969           $67,468          $54,363           $41,604           $29,539

Ratio of Expenses to Average Net Assets**          0.65%             0.65%            0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     4.03%             4.00%            3.62%             4.10%            4.98%

Portfolio Turnover Rate                           36.68%            28.53%           28.71%            19.23%           13.26%

Average Commission Rate                           $0.06
====================================================================================================================================

    *These returns are after all charges at the mutual fund level have been  subtracted.  These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   **During the periods shown,  Century Life of America and its affiliates  absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement  Agreement between the Ultra Series Fund and Century Life of America.  Annually,  the Fund and Century
     Life of America have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses  allowable under the Investment  Advisory  Agreement  between the Ultra Series Fund and the Investment
     Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Balanced Fund                                      1995              1994             1993              1992             1991
                                                   ----              ----             ----              ----             ----
Amount Charged                                   $598,507          $417,750         $362,284          $254,326         $172,438

Ratio of Expenses to
Average Net Assets                                 0.68%             0.70%            0.74%             0.72%            0.71%

Ratio of Net Investment
Income to Average Net Assets                       4.00%             3.95%            3.53%             4.03%            4.92%



                         BOND FUND OF ULTRA SERIES FUND
                              Financial Highlights
                             Years Ended December 31


                            ------------------------------------------------------- BOND FUND ---------------------------------
(For a share outstanding throughout the period):   1995              1994             1993              1992             1991
                                                   ----              ----             ----              ----             ----
Net Asset Value, Beginning of Period              $9.67            $10.58           $10.32            $10.37             $9.75
                                                  -----             -----            -----             -----             -----

  Income from Investment Operations

   Net Investment Income                            .60              0.59             0.64              0.69             0.77

   Net Realized and Unrealized Gain (Loss)
    on Investments                                  .96             (0.90)            0.28             (0.03)            0.62
                                                  -----             -----            -----             -----             -----

  Total from Investment Operations                 1.56             (0.31)            0.92              0.66             1.39
                                               -------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income        (.59)            (0.59)           (0.65)            (0.70)           (0.77)

   Distributions from Realized Capital Gains       (.01)            (0.01)           (0.01)            (0.01)            0.00
                                                  -----             -----            -----             -----             -----

  Total Distributions                              (.60)            (0.60)           (0.66)            (0.71)           (0.77)
                                               -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $10.63             $9.67           $10.58            $10.32            $10.37
------------------------------------------------------------------------------------------------------------------------------------

Total Return*                                    16.37%            -3.06%            8.87%             6.47%            14.70%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $13,725            $7,867           $6,297            $5,244            $3,975

Ratio of Expenses to Average Net Assets**          0.65%             0.65%             0.65%            0.65%             0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                     6.08%             6.03%             5.99%            6.83%             7.74%

Portfolio Turnover Rate                           14.74%            11.97%            12.23%           13.58%             8.74%
====================================================================================================================================

    *These returns are after all charges at the mutual fund level have been  subtracted.  These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   **During the periods shown,  Century Life of America and its affiliates  absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement  Agreement between the Ultra Series Fund and Century Life of America.  Annually,  the Fund and Century
     Life of America have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses  allowable under the Investment  Advisory  Agreement  between the Ultra Series Fund and the Investment
     Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Bond Fund                                          1995              1994             1993              1992             1991
                                                   ----              ----             ----              ----             ----
Amount Charged                                    $70,290           $48,651          $44,293           $33,269          $27,311

Ratio of Expenses to
Average Net Assets                                 0.68%             0.70%            0.75%             0.75%            0.75%

Ratio of Net Investment
Income to Average Net Assets                       6.04%             5.98%            5.89%             6.74%            7.65%



                     MONEY MARKET FUND OF ULTRA SERIES FUND
                              Financial Highlights
                             Years Ended December 31



                                 ---------------------------------------------- MONEY MARKET FUND -------------------------------
(For a share outstanding throughout the period):   1995              1994             1993              1992             1991
                                                   ----              ----             ----              ----             ----
Net Asset Value, Beginning of Period              $1.00             $1.00            $1.00             $1.00            $1.00
                                                  -----             -----            -----             -----             -----

  Income from Investment Operations

   Net Investment Income                           0.05              0.03             0.03              0.03             0.05

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.00              0.00             0.00              0.00             0.00
                                                  -----             -----            -----             -----             -----

  Total from Investment Operations                 0.05              0.03             0.03              0.03             0.05
                                              --------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.05)            (0.03)           (0.03)            (0.03)           (0.05)

   Distributions from Realized Capital Gains      (0.00)             0.00             0.00              0.00             0.00
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (0.05)            (0.03)           (0.03)            (0.03)           (0.05)
                                              --------------------------------------------------------------------------------------

Net Asset Value, End of Period                    $1.00             $1.00            $1.00             $1.00            $1.00
====================================================================================================================================

Total Return*                                     5.21%             3.34%            2.86%             3.05%             5.36%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $11,374            $7,799           $4,749            $5,097            $5,082

Ratio of Expenses to Average Net Assets**         0.65%             0.65%            0.65%             0.65%             0.65%

Ratio of Net Investment Income to Average
  Net Assets**                                    5.17%             3.66%            2.43%             3.05%             5.36%

Portfolio Turnover Rate                             --                --               --                --                --
====================================================================================================================================

For the Money Market Fund, the "seven-day average" yield for the seven days ended December 31, 1995, was 4.93% and the "effective" yield for that period was 5.05%.

    *These returns are after all charges at the mutual fund level have been  subtracted.  These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   **During the periods shown,  Century Life of America and its affiliates  absorbed all expenses in excess of .65% of the average net assets of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds under the terms of an Expense Reimbursement  Agreement between the Ultra Series Fund and Century Life of America.  Annually,  the Fund and Century
     Life of America have renewed the Expense Reimbursement Agreement. If the Expense Reimbursement Agreement had not been in effect and if the full expenses  allowable under the Investment  Advisory  Agreement  between the Ultra Series Fund and the Investment
     Adviser had been charged, the amounts that would have been charged and the ratios that would have resulted are:

Money Market Fund                                  1995              1994             1993              1992             1991
                                                   ----              ----             ----              ----             ----
Amount Charged                                    $70,062           $44,391          $44,836           $39,068          $38,030

Ratio of Expenses to
Average Net Assets                                 0.73%             0.78%            0.77%             0.75%            0.73%

Ratio of Net Investment
Income to Average Net Assets                       5.09%             3.53%            2.31%             2.96%            5.29%



                     TREASURY 2000 FUND OF ULTRA SERIES FUND
                              Financial Highlights
                             Years Ended December 31


                             ------------------------------------------------- TREASURY 2000 FUND -------------------------------
(For a share outstanding throughout the period)    1995              1994             1993              1992             1991
                                                   ----              ----             ----              ----             ----
Net Asset Value, Beginning of Period              $7.00             $7.53            $6.53             $6.04            $5.02
                                                  -----             -----            -----             -----             -----

  Income from Investment Operations

   Net Investment Income                           0.58              0.53             0.48              0.45             0.41

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.89             (1.06)            0.52              0.04             0.61
                                                  -----             -----            -----             -----             -----

  Total from Investment Operations                 1.47             (0.53)            1.00              0.49             1.02
                                             ---------------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income        0.00              0.00             0.00              0.00             0.00

   Distributions from Realized Capital Gains       0.00              0.00             0.00              0.00             0.00
                                                  -----             -----            -----             -----             -----

  Total Distributions                              0.00              0.00             0.00              0.00             0.00
                                             ---------------------------------------------------------------------------------------

Net Asset Value, End of Period                    $8.47             $7.00            $7.53             $6.53            $6.04
====================================================================================================================================

Total Return*                                    20.99%            -7.12%           15.43%             8.01%            20.37%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)         $1,545            $1,272           $1,363            $1,176            $1,084

Ratio of Expenses to Average Net Assets           0.45%             0.45%            0.45%             0.45%             0.45%

Ratio of Net Investment Income to Average
  Net Assets                                      7.40%             7.50%            6.69%             7.26%             7.76%

Portfolio Turnover Rate                             --                --               --                --                --
====================================================================================================================================

     *These returns are after all charges at the mutual fund level have been  subtracted.  These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

                                ULTRA SERIES FUND
                          Notes to Financial Statements

(1)  Description of the Fund

     The Ultra Series Fund, a Massachusetts Business Trust, is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The Ultra Series Fund is a series fund with six investment portfolios (funds), each with different investment objectives and policies and each issuing a separate class of common stock with a par value of $.01 per share. Fund shares are sold and redeemed at a price equal to the shares' net asset value (note 2(b)). The assets of each fund are held separate from the assets of the other funds.

     Shares in each fund are currently offered only to separate accounts of Century Life of America at a price equal to their respective net asset values per share, without sales charge.


(2)  Significant Accounting Policies

     (a) Valuation of Investment Securities

         Value of Securities, including call options, which are traded on exchanges are valued at the last sales price on the principal exchange as of the close of the New York Stock Exchange or 3:00 p.m. Central Standard Time, whichever is earlier, on the day the securities are being valued. Securities not traded on a stock exchange on a given day or traded over-the-counter are valued using a procedure determined in good faith to represent a fair value and which is authorized by the Board of Trustees. Pursuant to Rule 2A-7 of the Investment Company Act of 1940 (as amended), all money market instruments in the Money Market Fund are valued on an amortized cost basis. Money Market instruments in the other funds are valued on an amortized cost basis if there are less than 60 days to maturity.

     (b) Share Valuation and Dividends to Shareholders

         The net asset value of the shares of each fund is determined on a daily basis based on the valuation of the net assets of the funds divided by the number of shares of the fund outstanding. Expenses, including the investment advisory and advisory/ administrative fees (note 4), are accrued daily and reduce the net asset value per share.

         Dividends on the Money Market Fund will be declared and reinvested daily in additional full and fractional shares of the Money Market Fund. Dividends of ordinary income from the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Bond Fund, and Balanced Fund will be declared and reinvested quarterly in additional full and fractional shares of the respective funds. All net realized capital gains of these funds, if any, will be declared and reinvested at least annually. The Treasury 2000 Fund will utilize an annual consent dividend procedure which provides the Fund with the deduction for dividends constructively paid to shareholders. During 1995 the Treasury 2000 Series reclassified $105,588 of undistributed net investment income into additional paid-in capital as a result of a consent dividend process.

     (c) Federal Income and Excise Taxes

         The Ultra Series Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for income or excise taxes is required.

     (d) Other

         Security transactions are recorded on the trade date basis. Realized gains and losses from security transactions are reported on the identified cost basis. Interest, including amortization of premium and discount, is accrued daily and dividend income is recorded on the ex-dividend date.

     (e) Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  Purchase and Sales of Investment Securities

     The cost of securities purchased and the proceeds from securities sold (including maturities, excluding short-term securities for all funds except Money Market) for each fund during the year ended December 31, 1995, were as follows:

                                             Capital       Growth and                                      Money       Treasury
                                          Appreciation    Income Stock       Balanced        Bond         Market         2000
                                           Stock Fund         Fund             Fund          Fund          Fund          Fund
                                           ----------         ----             ----          ----          ----          ----
     Total costs of securities purchased  36,043,321       74,801,837      58,644,587     6,257,222    104,918,148     $     --
                                          ==========      ===========     ===========    ==========    ===========     ========
     Total proceeds received on security
     sales and principal paydowns         13,157,907       40,626,106      30,316,916     1,257,169    101,900,757     $     --
                                          ==========      ===========     ===========    ==========    ===========     ========


(4)  Transactions with Affiliates

     The Ultra Series Fund has entered into an investment advisory agreement with Century Investment Management Co. (the Investment Adviser), an affiliated company. During 1995, the Investment Adviser received monthly advisory or advisory/administrative fees, based on average daily net assets, at an annual rate of .5 percent of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds and .45 percent of the Treasury 2000 Fund.

     Expenses of the Ultra Series Fund are accrued daily. Each fund bears the expenses directly attributable to its own investments. Such expenses include, but are not limited to, brokerage and other commission costs, legal fees relating to the enforcement of rights under a specific investment owned by the fund and expenses related to defense of claims made solely against the fund. However, certain expenses from shared resources are allocated to the various funds on the basis of the net assets of the respective funds as determined each day. These expenses include Trustees, accountants, legal, investment management and other general and administrative expenses. As a result of sharing these resources, the funds are expected to experience cost savings over the aggregate amount that would be payable if each fund were a separate mutual fund. There can be no assurance, however, that such savings will be realized.

     The Investment Adviser is required to reimburse the funds for the amount, if any, by which the aggregate expenses of any fund (including the Investment Adviser's fee, but excluding brokerage commissions, interest, taxes, and extraordinary expenses) in any calendar year exceed 2.0 percent of the average daily net assets of the funds. In addition, Century Life of America has voluntarily agreed to reimburse the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds for ordinary business expenses in excess of .65 percent (of which .5 percent is the advisory fee and .15 percent is general and administrative expenses) of the average daily net assets of these funds. Also, the Investment Adviser has agreed to assume responsibility for providing all administrative services and paying all ordinary business expenses of the Treasury 2000 Fund which exceed .45 percent (all of which is the advisory/administrative fee) of average daily net assets. Currently, Century Life of America and CUNA Mutual Insurance Society, affiliated companies, are providing administrative services on behalf of the Adviser.

     During  the  year  ended  December  31,  1995,   Century  Life  of  America
     voluntarily reimbursed expenses for each of the funds in the following amounts:

          Capital Appreciation Stock Fund...............$22,806
          Bond Fund......................................$3,971
          Growth and Income Stock Fund..................$28,817
          Money Market Fund..............................$7,705
          Balanced Fund.................................$33,518

     All capital shares outstanding at December 31,1995, are owned by separate investment accounts of Century Life of America.

     Certain officers and directors of the Ultra Series Fund are also officers of Century Life of America or Century Investment Management Co. During the year ended December 31, 1995, the Ultra Series Fund made no direct payments to its officers and paid trustees' fees of approximately $8,500.00 to its unaffiliated trustees.


(5)  Share Activity

     Transactions in shares of each fund for the years ended December 31, 1995 and 1994, were as follows:

                                                 Capital       Growth and                                     Money      Treasury
                                              Appreciation    Income Stock      Balanced         Bond        Market        2000
                                               Stock Fund         Fund            Fund           Fund         Fund         Fund
                                               ----------         ----            ----           ----         ----         ----
     Shares outstanding at December 31, 1993         --         2,093,707       3,969,329        595,097     4,749,492      180,966

     Share sold, including reinvestment
            of dividends                         964,787        1,322,730       1,687,122        351,808    11,676,731          841

     Shares repurchased                          (17,362)        (167,734)       (425,576)      (133,385)   (8,626,862)          --
                                               ---------        ---------       ---------       --------    ----------      -------
     Shares outstanding at December 31, 1994     947,425        3,248,703       5,230,875        813,520     7,799,361      181,807
                                               ---------        ---------       ---------       --------    ----------      -------
     Share sold, including reinvestment
            of dividends                       2,337,211        2,621,441       2,823,694        657,600    16,747,785       43,617

     Shares repurchased                         (238,086)        (259,097)       (469,326)      (179,841)  (13,173,017)     (42,878)
                                               ---------        ---------       ---------       --------    ----------      -------
     Shares outstanding at December 31, 1995   3,046,550        5,611,047       7,585,243      1,291,279    11,374,129      182,546
                                                --------        ---------       ---------       --------    ----------      -------


                                ULTRA SERIES FUND
                          INDEPENDENT AUDITORS' REPORT


The Trustees and Shareholders
Ultra Series Fund:

We have audited the statements of assets and liabilities, including the schedules of investments in securities, of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and Treasury 2000 Fund of the Ultra Series Fund as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year (two years for Capital Appreciation Stock Fund) period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody were confirmed to us by the custodian. As to securities purchased or sold, but not received or delivered, we request confirmation from brokers, and where replies are not received, we carried out other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and Treasury 2000 Fund of Ultra Series Fund as of December 31, 1995, the results of their operations for the year then ended, the changes in their nets assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year (two years for Capital Appreciation Stock Fund) period then ended, in conformity with generally accepted accounting principles.



                              KPMG PEAT MARWICK LLP


Des Moines, Iowa
February 16, 1996

                                ULTRA SERIES FUND
                              Officers and Trustees

OFFICERS                                                                             BOARD OF TRUSTEES
Michael S. Daubs, President                                                          Gwendolyn M. Boeke
Lawrence R. Halverson, Vice President/Secretary                                      Alfred L. Disrud
Donald Heltner, Vice President                                                       Kevin T. Lentz
Michael G. Joneson, Chief Accounting Officer, Treasurer and Assistant Secretary      Keith S. Noah
Robert M. Buckingham, Chief Financial Officer/Assitant Secretary                     Thomas C. Watt